As filed with the Securities and Exchange Commission on January 16, 1996

             1933 Act File No. 33-14567; 1940 Act File No. 811-5188
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                     _X__

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._17_                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                       _X__

         Amendment No._17_


                              TCI PORTFOLIOS, INC.
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        Twentieth Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575


                             James E. Stowers, Jr.
        Twentieth Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                    (Name and address of Agent for service)

             Approximate Date of Proposed Public Offering: April 1, 1996


It is proposed that this filing become effective:

____  immediately upon filing pursuant to paragraph (b) of Rule 485
____  on [date] pursuant to paragraph (b) of Rule 485
____  60 days after filing pursuant to paragraph (a) of Rule 485
____  on [date] pursuant to paragraph (a)(1) of Rule 485
____ 75 days afer filing pursuant to paragraph (a)(2) of Rule 485 _X__ on April 1, 1996, pursuant to paragraph (a)(2) of Rule 485


The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ended December 31, 1994, was filed on February 28, 1995.

================================================================================

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                                                             CROSS REFERENCE SHEET
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
    ITEM                                                         PAGE        PAGE        PAGE        PAGE       PAGE
     NO.                                                          NO.         NO.         NO.         NO.        NO.
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                                                                 TCI         TCI         TCI         TCI        TCI
                                                                 Growth      Value       Bal-        Advan-     Inter-
  Part A.                                                        Pros-       Pros-       anced       tage       national
                                                                 pectus      pectus      Pros-       Pros-      Pros-
                                                                                         pectus      pectus     pectus
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     1.       Cover Page                                          Cover       Cover       Cover       Cover      Cover
                                                                  Page        Page        Page        Page       Page
     2.       Synopsis                                             --          --          --          --         --
     3.       Condensed Financial Information                       3          --           3           3          3
     4.       General Description of Registrant                    11        13-14         13        13-14        14
     5.       Management of the Fund                             10-11       12-13       12-13       12-13       12-13
     6.       Capital Stock and Other Securities                   11          13        13-14       13-14       13-14
     7.       Purchase of Securities Being Offered                  8          10          11          11         11
     8.       Redemption or Repurchase                              8          10          11          11         11
     9.       Pending Legal Proceedings                            --          --          --          --         --
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  Part B. - Statement of Additional Information
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     10.      Cover Page                                                                  Cover Page
     11.      Table of Contents                                                           Cover Page
     12.      General Information                                                             --
     13.      Investment Objectives and Policies                                             2-8
     14.      Management of the Fund                                                         9-12
     15.      Control Persons and Principal Holders of
              Securities                                                                    12-13
     16.      Investment Advisory and Other Services                                        11-12
     17.      Brokerage Allocation                                                          13-14
     18.      Capital Stock and Other Securities                                              12
     19.      Purchase, Redemptions and Pricing of
              Securities Being Offered                                                        --
     20.      Tax Status                                                                      --
     21.      Underwriters                                                                    --
     22.      Calculation of Performance Data                                                8-9
     23.      Financial Statements                                                            14
====================================================================================================================================

                              TCI PORTFOLIOS, INC.
                                   TCI Growth

                                   Prospectus

                                    APRIL 1,
                                      1996


--------------------------------------------------------------------------------

     TCI Portfolios, Inc. ("TCI Portfolios") is a mutual fund that offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The fund currently offers five portfolios or series. TCI Growth is described in this prospectus. The other series are described in separate prospectuses. TCI Growth is sometimes hereinafter referred to as the "fund." You should consult the prospectus of the separate account of the specific insurance product that accompanies this prospectus to see which series of TCI Portfolios are available for purchase for such insurance product.

     The investment objective of TCI Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. There can be no assurance that the fund will achieve its investment objective.
     Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this prospectus.

     Additional information is included in the statement of additional information dated April 1, 1996, and filed with the Securities and Exchange Commission. It is incorporated in this prospectus by reference. To obtain a copy, or to make any other inquiries, call or write:



                              TCI Portfolios, Inc.
                       4500 Main Street * P.O. Box 419385
                  Kansas City, Mo. 64141-6385 * 1-800-345-3533
                   Local and international calls: 816-531-5575
                     Telecommunications device for the deaf:
                   1-800-345-1833 * In Missouri: 816-753-0070


     This prospectus gives you information about TCI Portfolios that you should know before investing. Keep it for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Financial Highlights.....................................................3


                         INFORMATION REGARDING THE FUND

Investment Policies of the Fund..........................................4
Shareholders of TCI Portfolios...........................................4
Other Investment Policies................................................4
   Repurchase Agreements.................................................4
   Portfolio Lending.....................................................5
   Foreign Securities....................................................5
   Forward Currency Exchange Contracts...................................5
   Derivative Securities.................................................6
   Short Sales...........................................................7
   When-Issued Securities................................................7
   Rule 144A Securities..................................................7
Performance Advertising..................................................8


                     ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price..............................................................8
   Purchase and Redemption of Shares.....................................8
   When Share Price is Determined........................................9
   How Share Price is Determined.........................................9
Distributions............................................................9
Taxes...................................................................10
Management..............................................................10
Further Information About
   TCI Portfolios, Inc..................................................11


                                                        FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
     The Financial Highlights for each of the periods presented have been examined by Baird, Kurtz & Dobson, independent certified public accountants, whose report appears in the corporation's annual report, which is incorporated by reference into the statement of additional information. The annual report contains additional performance information and will be available upon request and without charge.

                                              INCOME FROM
                                         INVESTMENT OPERATIONS                          DISTRIBUTIONS
                                  ---------------------------------------     -----------------------------------------
                                                Net Realized
                                               and Unrealized                              Distributions
                                              Gains (Losses)                                from Net
                       Net Asset               on Investments     Total      Distributions   Realized
                        Value,        Net       and Foreign       from         from Net      Gains on
TCI                   Beginning   Investment     Currency      Investment     Investment     Security         Total
Growth               of Period     Income      Transactions   Operations      Income       Transactions  Distributions

Nov. 20, 1987
(inception) through
Dec. 31, 1987          $5.00       $ .07           $ .29          $ .36$         (.07)           --         $(.07)
Year Ended
Dec. 31, 1988           5.29         .06            (.18)          (.12)         (.06)           --          (.06)
Year Ended
Dec. 31, 1989           5.11         .06            1.41           1.47          (.06)        $(.28)         (.34)
Year Ended
Dec. 31, 1990           6.24         .06            (.14)          (.08)           --            --            --
Year Ended
Dec. 31, 1991           6.16         .04            2.51           2.55          (.07)           --           (.07)
Year Ended
Dec. 31, 1992           8.64         .02            (.14)          (.12)         (.052)        (.003)         (.055)
Year Ended
Dec. 31, 1993           8.47         .03             .84            .87          (.023)          --           (.023)
Year Ended
Dec. 31, 1994           9.32         .01            (.12)          (.11)         (.001)          --           (.001)

Year Ended
Dec. 31, 1995             --          --             --              --            --            --             --
                                                                                                        (table continued below)


                                                            RATIOS/SUPPLEMENTAL DATA
                                              -------------------------------------------------------
(table continued)                               Ratio of     Ratio of Net
                     Net Asset                 Operating     Investment                  Net Assets,
                      Value,                    Expenses        Income       Portfolio    End of
TCI                   End of        Total      to Average     to Average      Turnover     Period
Growth                Period       Return      Net Assets     Net Assets       Rate     in thousands)

Nov. 20, 1987
(inception) through
Dec. 31, 1987          $5.29          7.20%        1.00%*          7.2%*         --*           $ 319
Year Ended
Dec. 31, 1988           5.11         (2.26%)       1.00%           1.95%         354%          6,330
Year Ended
Dec. 31, 1989           6.24         28.70%        1.00%           1.53%         228%         35,222
Year Ended
Dec. 31, 1990           6.16         (1.24%)       1.00%           1.46%         271%         96,726
Year Ended
Dec. 31, 1991           8.64         41.86%        1.00%            .62%         182%        255,592
Year Ended
Dec. 31, 1992           8.47         (1.33%)       1.00%            .32%         135%        415,005
Year Ended
Dec. 31, 1993           9.32         10.30%        1.00%            .35%          87%        775,689
Year Ended
Dec. 31, 1994           9.21         (1.17%)       1.00%            .11%         115%      1,002,577

Year Ended
Dec. 31, 1995             --            --%          --%             --           --              --


*Annualized


--------------------------------------------------------------------------------
NO PERSON IS AUTHORIZED BY TCI PORTFOLIOS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY THE COMPANY, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                         INFORMATION REGARDING THE FUNDS
--------------------------------------------------------------------------------

   INVESTMENT POLICIES OF THE FUND

        TCI Portfolios has adopted certain investment restrictions applicable to the fund that are set forth in the statement of additional information. Those restrictions, as well as the investment objective of the fund, as identified on the front cover page, and any other investment policies designated as "fundamental" in this prospectus or in the statement of additional information, cannot be changed without the approval of the shareholders entitled to cast a majority of the outstanding votes of the corporation, as defined by the Investment Company Act. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this prospectus, are not designated as fundamental policies and may be changed without shareholder approval.
        The investment objective of TCI Growth is capital growth. The fund will seek to achieve its investment objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better than average potential for appreciation. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.
        The fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years' continuous operation.


   SHAREHOLDERS OF TCI PORTFOLIOS

       TCI Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although TCI Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of TCI Portfolios might at some time be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, TCI Portfolios' board of directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the funds of TCI Portfolios and those funds might be forced to sell securities at disadvantageous prices to fund such withdrawal.


   OTHER INVESTMENT POLICIES

        For additional information regarding the fund and its investment policies, see "Investment Restrictions Applicable to all Series of Shares" in the statement of additional information.


   REPURCHASE AGREEMENTS

        The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policy of the fund.
        A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.
        Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered as a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

        The fund will limit repurchase agreement transactions to transactions with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the fund's management pursuant to criteria adopted by the fund's board of directors.



   PORTFOLIO LENDING

        In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Interest and dividends on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of a majority of the shareholders of TCI Portfolios.
        TCI Portfolios is indemnified against loss on the loans by United States Trust Company of New York.


   FOREIGN SECURITIES

        The fund may invest an unlimited amount of its assets in the securities of foreign issuers when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments for foreign securities ("DRs"). DRs are securities that are issued in and are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country.

        Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, currency restrictions and devaluations, securities clearance and settlement procedures, exchange control regulations, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.



   FORWARD CURRENCY
   EXCHANGE CONTRACTS

        Some of the securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars or the currency of the country where issued (if not U.S. dollars), but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of its portfolio will be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the dollar may be an important factor in the overall performance of the fund.
        In order to protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.
        The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.
        By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.
        When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into a foreign currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other assets denominated in, or whose value is tied to, that currency.
        The fund will make use of portfolio hedging to the extent deemed appropriate by the investment manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.
        If the fund enters into a forward contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.
        Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts may limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.


   DERIVATIVE SECURITIES

        To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Certain derivative securities are more accurately described as "index/structured securities." Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as DRs), currencies, interest rates, indexes or other financial indicators ("reference indexes"). No fund may invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund.
        The return, interest rate or, unlike most fixed income securities, the principal amount payable at maturity of an index/structured security may increase or decrease, depending upon changes in the reference index. Index/structured securities may be positively or negatively indexed. That means that an increase in the reference index may produce an increase or decrease in the return, interest rate or value at maturity of the security.
        No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index.
        Because their performance is tied to a refer-ence index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, will also bear the market risk of changes in the reference index.
        The board of directors has approved management's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. Management will report on fund activity in derivative securities to the board of directors as necessary. In addition, the board will review management's policy for investments in derivative securities annually.


   SHORT SALES

        The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.
        The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.


   WHEN-ISSUED SECURITIES

       The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


   RULE 144A SECURITIES

        The fund may invest up to 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares), including restricted securities. Although securities which may be resold only to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 are considered "restricted securities," the fund may purchase Rule 144A securities without regard to the percentage limitations described above when Rule 144A securities present an attractive investment opportunity, otherwise meet the fund's criteria of selection, and also meet the liquidity guidelines established for Rule 144A securities.
        With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the board of directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the board of directors of TCI Portfolios has delegated the day-to-day function of determining the liquidity of 144A securities to the investment manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
        Since the secondary market for such securi-ties will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and the fund may from time to time hold a Rule 144A security that is illiquid. In such an event, TCI Portfolios will consider appropriate remedies to minimize the effect on the fund's liquidity.


   PERFORMANCE ADVERTISING

        From time to time TCI Portfolios (or the insurance companies that use TCI Portfolios to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return and average annual total return.
        Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compounded return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

        TCI Portfolios may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance, including the Standard & Poor's (S&P) 500 Index, The Dow Jones Industrial Average, Donoghue's Money Fund Average, the Shearson Lehman Intermediate Government Bond Index, the constant maturity five-year U.S. Treasury Note Index and the Bank Rate Monitor National Index of 21/2 -year CD rates. Fund performance may also be compared to other funds in the Twentieth Century family. It may also be combined or blended with other funds in the Twentieth Century family, and that combined or blended performance may be compared to the same indices to which the individual funds may be compared.

        All performance information advertised by TCI Portfolios is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.
        PERFORMANCE FIGURES ADVERTISED BY TCI PORTFOLIOS SHOULD NOT BE USED FOR COMPARATIVE PURPOSES BECAUSE THESE FIGURES WILL NOT INCLUDE CHARGES AND DEDUCTIONS IMPOSED BY THE INSURANCE COMPANY SEPARATE ACCOUNT UNDER THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.


                     ADDITIONAL INFORMATION YOU SHOULD KNOW
--------------------------------------------------------------------------------
   SHARE PRICE


   PURCHASE AND
   REDEMPTION OF SHARES

        For instructions on how to purchase and redeem shares, read the prospectus of your insurance company's separate account.
        Shares of TCI Portfolios are sold and redeemed by TCI Portfolios at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

   WHEN SHARE PRICE IS DETERMINED

        The price of TCI Portfolios' shares is their net asset value. Net asset value is determined at the close of business of the New York Stock Exchange, usually 3 p.m. Central time, on each day that the Exchange is open. Requests to redeem shares and investments received by the separate account before the close of business of the Exchange are effective, and will receive the price determined, on the day received. Redemption requests and investments received thereafter are effective on, and receive the price determined as of, the close of the Exchange the next day the Exchange is open.


   HOW SHARE PRICE IS DETERMINED

        The valuation of assets for determining net asset value may be summarized as follows:
        The portfolio securities of the fund, except as otherwise noted, listed or traded on a stock exchange are valued at the latest sale price on the exchange where they are primarily traded. If no sale is reported, the mean of the latest bid and asked prices is used. Securities traded over the counter are priced at the mean of the latest bid and asked prices, but will be valued at the last sale price if required by regulations of the Securities and Exchange Commission. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the board of directors.
        Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the board of directors.
        Pursuant to a determination by TCI Portfolios' board of directors that such value represents fair value, debt securities with maturities of 60 days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
        The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate.
        Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined by the board of directors. Trading of securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.


   DISTRIBUTIONS

        Distributions from net investment income and realized securities gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the

   Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.
        The board of directors may elect not to distribute capital gains in whole or in part to take advantage of loss carryovers.


   TAXES

        TCI Portfolios intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company's separate account.


   MANAGEMENT

        Under the laws of the State of Maryland, the board of directors is responsible for managing the business and affairs of TCI Portfolios. Acting pursuant to an investment advisory agreement entered into with TCI Portfolios, Investors Research Corporation ("Investors Research") serves as the investment manager of TCI Portfolios. Its principal place of business is Twentieth Century Tower, 4500 Main Street, Kansas City, Missouri 64111.
        Investors Research has been providing investment advisory services to investment companies and institutional investors since 1958. Certain investments may be appropriate for TCI Portfolios and also for other clients advised by Investors Research. Investment decisions are made with the intention of achieving the respective investment objectives of Investors Research's clients after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. In addition, purchases or sales of the same security may be made for two or more clients on the same date. Such transactions will be allocated among clients in a manner believed by Investors Research to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by TCI Portfolios.
        Investors Research supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. Investors Research utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.
        The portfolio manager members of the TCI Growth team and their principal business experience for the last five years are as follows:
        JAMES E. STOWERS III, president and portfolio manager, joined Investors Research in 1981. Mr. Stowers has been a portfolio manager member of the TCI Growth team since its inception in 1987.
        ROBERT C. PUFF, JR., executive vice president and chief investment officer, has been a portfolio manager since joining Investors Research in 1983. In his position as Chief Investment Officer, Mr. Puff oversees the investment activities of all of the teams that manage TCI Portfolios funds.
        CHRISTOPHER K. BOYD, vice president and portfolio manager, joined Investors Research in March 1988 as an investment analyst, a position he held until December 1990. At that time he was promoted to assistant portfolio manager and then was promoted to portfolio manager in December 1992.
        DEREK FELSKE, vice president and portfolio manager, joined Investors Research in September 1993 as a portfolio manager. From May 1991 to September 1993, Mr. Felske served as a member of the portfolio management team of RCM

   Capital Management, San Francisco, California. Prior to May 1991, Mr.
   Felske attended the University of Pennsylvania Wharton School of Business, where he obtained an MBA in finance.
        The activities of Investors Research are subject only to directions of TCI Portfolios' board of directors. Investors Research pays all the expenses of TCI Portfolios except brokerage, taxes, interest, fees, expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.
        For the foregoing services, Investors Research is paid a fee of 1% of the average net assets of the fund during the year. The fee is paid and computed on the first business day of each month by multiplying 1% of the average daily closing net asset values of the shares of the fund during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years). Many investment companies pay smaller investment management fees. However, most if not all of such companies also pay, in addition to an investment management fee, certain of their own expenses, while almost all of TCI Portfolios' expenses, as noted above, are paid by Investors Research.

        TCI Portfolios and Investors Research have adopted a Code of Ethics (the "Code"), which restricts personal investing practices by employees of Investors Research and its affiliates. Among other provisions, the Code requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.
        Twentieth Century Services, Inc., 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent of TCI Portfolios. It provides facilities, equipment and personnel to TCI Portfolios and is paid for such services by Investors Research. Certain administrative and record keeping services that would otherwise be performed by Twentieth Century Services, Inc. may be performed by the insurance company that purchases TCI Portfolios' shares, and Investors Research may pay the insurance company for such services.

        Investors Research and Twentieth Century Services, Inc., are both wholly owned by Twentieth Century Companies, Inc. James E. Stowers Jr., chairman and chief executive officer of TCI Portfolios, controls Twentieth Century Companies, Inc. by virtue of his ownership of a majority of its common stock.


   FURTHER INFORMATION
   ABOUT TCI PORTFOLIOS, INC.

        TCI Portfolios was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its board of directors.

        The principal office of TCI Portfolios is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by phone to 816-531-5575.
        TCI Portfolios issues five series of common stock with a par value of $.01 per share. The assets belonging to each series of shares are held separately by the custodian, and in effect each series is a separate fund. Each share of each series, when issued, is fully paid and non-assessable.

        Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except that certain matters must be voted on by the series of shares affected, and matters affecting only one series are voted upon only by that series.
        Shares have non-cumulative voting rights, which means that holders of more than 50% of the net asset value of the shares voting for election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining minority will not be able to elect any person or persons to the board of directors.
        An insurance company issuing a variable contract invested in shares issued by TCI Portfolios will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.
        In the event of the complete liquidation or dissolution of TCI Portfolios, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.
        TCI PORTFOLIOS RESERVES THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

                                                   TCI PORTFOLIOS, INC.
                                                        TCI Growth


                                                        Prospectus
                                                       April 1, 1996











         [company logo]
       TCI PORTFOLIOS, INC.
   Part of the Twentieth Century
         Family of Funds
-----------------------------------------
           P.O. Box 419385
-----------------------------------------
           Kansas City, Missouri
-----------------------------------------
           64141-6385
           1-800-345-3533 or 816-531-5575
-----------------------------------------


                                                       [company logo]
================================================================================
--------------------------------------------------------------------------------

IN-BKT-4182
9601           Recycled

(C) 1996 Twentieth Century Services, Inc.

                               TCI PORTFOLIOS, INC.
                                  TCI Advantage

                                   Prospectus

                                    APRIL 1,
                                      1996

--------------------------------------------------------------------------------

     TCI Portfolios, Inc. ("TCI Portfolios") is a mutual fund that offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The fund currently offers five portfolios or series. TCI Advantage is described in this prospectus. The other series are described in separate prospectuses. TCI Advantage is sometimes hereinafter referred to as the "fund." You should consult the prospectus of the separate account of the specific insurance product that accompanies this prospectus to see which series of TCI Portfolios are available for such insurance product.

     The investment objective of TCI Advantage is current income and capital growth. The fund will seek to achieve its investment objective by investing in three types of securities. The fund's investment manager intends to invest approximately (i) 20% of the fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents, (ii) 40% of the fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to 10 years and
(iii) 40% of the fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. As described in greater detail in this prospectus, assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the fund will achieve its investment objective.
     Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this prospectus.

     Additional information is included in the statement of additional information dated April 1, 1996, and filed with the Securities and Exchange Commission. It is incorporated in this prospectus by reference. To obtain a copy, or to make any other inquiries, call or write:


                              TCI Portfolios, Inc.
                       4500 Main Street * P.O. Box 419385
                  Kansas City, Mo. 64141-6385 * 1-800-345-3533
                   Local and international calls: 816-531-5575
                     Telecommunications device for the deaf:
                   1-800-345-1833 * In Missouri: 816-753-0070

     This prospectus gives you information about TCI Portfolios that you should know before investing. Keep it for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Financial Highlights.....................................................3


                         INFORMATION REGARDING THE FUND

Investment Policies of the Fund..........................................4
Shareholders of TCI Portfolios...........................................5
Other Investment Policies................................................6
   Fundamentals of Fixed Income Investing................................6
   Repurchase Agreements.................................................6
   Portfolio Lending.....................................................6
   Foreign Securities....................................................7
   Forward Currency Exchange Contracts...................................7
   Derivative Securities.................................................8
   Short Sales...........................................................9
   When-Issued Securities................................................9
   Rule 144A Securities..................................................9
Performance Advertising..................................................9


                     ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price.............................................................11
   Purchase and Redemption of Shares....................................11
   When Share Price is Determined.......................................11
   How Share Price is Determined........................................11
Distributions...........................................................12
Taxes...................................................................12
Management..............................................................12
Further Information About
   TCI Portfolios, Inc..................................................13


                                                        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
     The Financial Highlights for each of the periods presented have been examined by Baird, Kurtz & Dobson, independent certified public accountants, whose report appears in the corporation's annual report, which is incorporated by reference into the statement of additional information. The annual report contains additional performance information and will be available upon request and without charge

                                              INCOME FROM
                                         INVESTMENT OPERATIONS                          DISTRIBUTIONS
                                ---------------------------------------   -----------------------------------------
                                             Net Realized
                                                  and
                                               Unrealized                              Distributions
                                            Gains (Losses)                               from Net
                   Net Asset             on Investments         Total     Distributions  Realized
                     Value,         Net      and Foreign        from        from Net     Gains on
                    Beginning   Investment     Currency      Investment    Investment    Security      Total
                    of Period     Income     Transactions    Operations      Income    Transactions   Distributions
TCI
Advantage
August 1, 1991
(inception) through
Dec. 31, 1991         $5.00        $ .05         $ .64          $ .69        $ (.05)         --         $ (.05)

Year Ended
Dec. 31, 1992          5.64          .11          (.32)          (.21)         (.11)         --           (.11)

Year Ended
Dec. 31, 1993          5.32          .11           .25            .36          (.11)         --           (.11)

Year Ended
Dec. 31, 1994          5.57          .15          (.09)           .06          (.15)         --           (.15)

Year Ended
Dec. 31, 1995            --           --            --             --            --          --             --


                                                                                                 (table continued below)

                                                              RATIOS/SUPPLEMENTAL DATA
(table continued)                             ----------------------------------------------------
                                                            Ratio of Net                    Net
                                               Ratio of      Investment                   Assets,
                    Net Asset                  Operating       Income                      End of
                     Value,                    Expenses          to         Portfolio     Period
                     End of        Total      to Average       Average      Turnover        (in
                     Period       Return      Net Assets     Net Assets       Rate      thousands)
TCI
Advantage

August 1, 1991
(inception) through
Dec. 31, 1991         $5.64       33.14%*        1.00%*         3.14%*        13%*      $ 3,069

Year Ended
Dec. 31, 1992          5.32       (3.75%)        1.00%          2.32%         85%        16,580

Year Ended
Dec. 31, 1993          5.57        6.82%         1.00%          2.07%         77%        20,959

Year Ended
Dec. 31, 1994          5.48        1.03%         1.00%          2.65%         57%        22,413

Year Ended
Dec. 31, 1995            --          --%           --%            --          --             --


*Annualized


------------------------------------------------------------------------------------------------------------------------------------
NO PERSON IS AUTHORIZED BY TCI PORTFOLIOS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS
PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY THE COMPANY, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR
REPRESENTATION.

                         INFORMATION REGARDING THE FUND
--------------------------------------------------------------------------------

   INVESTMENT POLICIES OF THE FUND

        TCI Portfolios has adopted certain investment restrictions applicable to the fund that are set forth in the statement of additional information. Those restrictions, as well as the investment objective of the fund, as identified on the front cover page, and any other investment policies designated as "fundamental" in this prospectus or in the statement of additional information, cannot be changed without the approval of the shareholders entitled to cast a majority of the outstanding votes of the corporation, as defined by the Investment Company Act. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this prospectus, are not designated as fundamental policies and may be changed without shareholder approval.
        The investment objective of TCI Advantage is current income and capital growth. The fund will seek to achieve its investment objective by investing in three types of securities. The investment manager intends to invest approximately 20% of the fund's assets (the "Core Cash" portion) in securities of the U.S. government, its agencies and instrumentalities ("government securities") with a weighted average maturity of six months or less, i.e., cash or cash equivalents. The investment manager intends to invest approximately 40% of the fund's assets (the "Fixed Income" portion) in fixed income government securities with a weighted average maturity of three to 10 years. If the investment manager believes, in its discretion, that market conditions warrant it, some or all of the Fixed Income portion of the fund's portfolio may be invested in cash or cash equivalents. The remaining approximately 40% of the fund's assets (the "Equity" portion) will be invested in equity securities.
        When changes in the market value of the fund's assets cause the Equity portion of the fund to be equal to or less than 35% of the fund's assets, or to be equal to or greater than 45% of the fund's assets, equity and fixed income securities will be purchased or sold, as the case may be, so that the Equity portion will again represent approximately 40% of the fund's assets.
        The securities to be purchased for the Core Cash portion and the Fixed Income portion of the fund will be chosen based on their level of income production and price stability and will consist only of obligations of the U.S. government, its agencies and instrumentalities, including mortgage-related and other asset-backed securities, and repurchase agreements fully collateralized by such securities.
        With regard to such obligations of the U.S. government, its agencies and instrumentalities, TCI Advantage may invest in (1) direct obligations of the United States, such as Treasury bills, Treasury notes and U.S. government bonds, which are supported by the full faith and credit of the United States, and (2) obligations, including mortgage-related securities, issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an Act of Congress. These agencies and instrumentalities may include, but are not limited to, the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Farm Credit Banks, Federal Home Loan Banks and Resolution Funding Corporation. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the United States Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.
        Mortgage-related securities in which TCI Advantage may invest include collateralized mortgage obligations ("CMOs") issued by a

   U.S. agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.
        The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other fixed-rate debt, but when interest rates decline their market value may not increase as much as other fixed-rate debt instruments because of the prepayment feature inherent in the mortgages underlying such securities. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid on such obligation.
        For the purpose of determining the average weighted portfolio maturity of the fund, management shall consider the maturity of a security issued by the Government National Mortgage Association, or other mortgage-related security, to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal of the mortgages underlying such securities, especially in a declining interest rate environment.
        While there are no maturity restrictions on the debt securities in which the fund may invest, the weighted average maturity of the Core Cash portion is expected to be six months or less. Under normal market conditions the weighted average maturity of the Fixed Income portion will be in the three-to ten-year range. The manager will actively manage such portion of the fund's assets, adjusting the weighted average portfolio maturity in response to expected interest rates. During periods of rising interest rates a shorter weighted average maturity may be adopted in order to reduce the effect of fixed income security price declines on the fund's net asset value. When interest rates are falling and fixed income security prices rising, a longer weighted average portfolio maturity may be adopted. If the investment manager believes that market conditions merit it, some or all of the assets in the Fixed Income portion may be invested in cash and cash equivalents.
        With regard to the Equity portion of its portfolio, TCI Advantage will invest in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, better-than-average potential for appreciation.
        The Equity portion of the fund may be invested in cash and cash equivalents, including repurchase agreements, temporarily or when the fund is unable to find equity securities meeting its criteria of selection. The fund may purchase equity securities only of companies that have a record of at least three years' continuous operation.


   SHAREHOLDERS OF TCI PORTFOLIOS

        TCI Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although TCI Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of TCI Portfolios might at some time be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, TCI Portfolios' board of directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the funds of TCI Portfolios, and those funds might be forced to sell securities at disadvantageous prices to fund such withdrawal.


   OTHER INVESTMENT POLICIES

        For additional information regarding the fund and its investment policies, see "Investment Restrictions Applicable to all Series of Shares" in the statement of additional information.


   FUNDAMENTALS OF FIXED
   INCOME INVESTING

        Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of fixed income securities, i.e., securities that trade on a yield basis, rise. On the other hand, when prevailing interest rates rise, the prices of such securities fall.
        Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.
        These factors operating in the marketplace have a similar impact on fixed income security portfolios. A change in the level of interest rates causes the net asset value per share of any fixed income security fund, except money market funds, to change. If sustained over time, it would also have the impact of raising or lowering the yield of that fund.
        In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment. Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds sell at higher yield levels than top-rated bonds of similar maturity. In addition, as economic, political and business developments unfold, lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of maturity.


   REPURCHASE AGREEMENTS

     The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policy of the fund.
        A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.
        Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered as a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

        The fund will limit repurchase agreement transactions to transactions with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the fund's management pursuant to criteria adopted by the fund's board of directors.


   PORTFOLIO LENDING

        In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Interest and dividends on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of a majority of the shareholders of TCI Portfolios.
        TCI Portfolios is indemnified against loss on the loans by United States Trust Company of New York.


   FOREIGN SECURITIES

        The fund may invest in equity securities of foreign issuers when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments for foreign securities ("DRs"). DRs are securities that are issued in and are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country.

        Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, currency restrictions and devaluations, securities clearance and settlement procedures, exchange control regulations, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.


   FORWARD CURRENCY
   EXCHANGE CONTRACTS

      Some of the securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars or the currency of the country where issued (if not U.S. dollars) but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of its portfolio will be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the dollar may be an important factor in the overall performance of the fund.
        In order to protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward cur-rency exchange contracts. A forward currency ex- change contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.
        The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.
        By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.
        When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into a foreign currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other assets denominated in, or whose value is tied to, that currency.
        The fund will make use of portfolio hedging to the extent deemed appropriate by the investment manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.
        If the fund enters into a forward contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.
        Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts may limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.


   DERIVATIVE SECURITIES

        To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Certain derivative securities are more accurately described as "index/structured securities." Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as DRs), currencies, interest rates, indexes or other financial indicators ("reference indexes"). No fund may invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund.
        The return, interest rate or, unlike most fixed income securities, the principal amount payable at maturity of an index/structured security may increase or decrease, depending upon changes in the reference index. Index/ structured securities may be positively or negatively indexed. That means that an increase in the reference index may produce an increase or decrease in the return, interest rate or value at maturity of the security.
        No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index. In no event will an index/structured security be purchased if its addition to the fund's fixed income portfolio would cause the expected interest rate characteristics of its fixed income portfolio to fall outside the expected interest rate characteristics of a fund having the same permissible weighted average portfolio maturity range that does not invest in index/structured securities.
        Because their performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, will also bear the market risk of changes in the reference index.
        The board of directors has approved management's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. Management will report on fund activity in derivative securities to the board of directors as necessary. In addition, the board will review management's policy for investments in derivative securities annually.


   SHORT SALES

        The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.
        The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.


   WHEN-ISSUED SECURITIES

        The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


   RULE 144A SECURITIES

        The fund may invest up to 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares), including restricted securities. Although securities which may be resold only to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 are considered "restricted securities," the fund may purchase Rule 144A securities without regard to the percentage limitations described above when Rule 144A securities present an attractive investment opportunity, otherwise meet the fund's criteria of selection, and also meet the liquidity guidelines established for Rule 144A securities.
        With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the board of directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the board of directors of TCI Portfolios has delegated the day-to-day function of determining the liquidity of 144A securities to the investment manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
        Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and the fund may from time to time hold a Rule 144A security which is illiquid. In such an event, TCI Portfolios will consider appropriate remedies to minimize the effect on the fund's liquidity.


   PERFORMANCE ADVERTISING

        From time to time, TCI Portfolios (or the insurance companies that use TCI Portfolios to fund the benefits of variable annuity or variable life insurance contracts) may advertise perfor-mance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return, yield and effective yield.
        Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compounded return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.
        A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price. Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation. Yields are calculated according to accounting methods that are standardized for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, TCI Advantage's yield may not equal income paid on your shares or the income reported in the fund's financial statements.

        TCI Portfolios also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance, including the Standard & Poor's (S&P) 500 Index, The Dow Jones Industrial Average, Donoghue's Money Fund Average, the Shearson Lehman Intermediate Government Bond Index, the constant maturity five-year U.S. Treasury Note Index and the Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance may also be compared to other funds in the Twentieth Century family. It may also be combined or blended with other funds in the Twentieth Century family, and that combined or blended performance may be compared to the same indices to which the individual funds may be compared.

        All performance information advertised by TCI Portfolios is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.
        PERFORMANCE FIGURES ADVERTISED BY TCI PORTFOLIOS SHOULD NOT BE USED FOR COMPARATIVE PURPOSES BECAUSE THESE FIGURES WILL NOT INCLUDE CHARGES AND DEDUCTIONS IMPOSED BY THE INSURANCE COMPANY SEPARATE ACCOUNT UNDER THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.

                     ADDITIONAL INFORMATION YOU SHOULD KNOW
--------------------------------------------------------------------------------
   SHARE PRICE


   PURCHASE AND
   REDEMPTION OF SHARES

        For instructions on how to purchase and redeem shares, read the prospectus of your insurance company's separate account.
        Shares of TCI Portfolios are sold and redeemed by TCI Portfolios at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


   WHEN SHARE PRICE IS DETERMINED

       The price of TCI Portfolios' shares is their net asset value. Net asset value is determined at the close of business of the New York Stock Exchange, usually 3 p.m. Central time, on each day that the Exchange is open. Requests to redeem shares and investments received by the separate account before the close of business of the Exchange are effective, and will receive the price determined, on the day received. Redemption requests and investments received thereafter are effective on, and receive the price determined as of, the close of the Exchange the next day the Exchange is open.


   HOW SHARE PRICE IS DETERMINED

      The valuation of assets for determining net asset value may be summarized as follows:
        The portfolio securities of the fund, except as otherwise noted, listed or traded on a stock exchange are valued at the latest sale price on the exchange where they are primarily traded. If no sale is reported, the mean of the latest bid and asked prices is used. Securities traded over the counter are priced at the mean of the latest bid and asked prices, but will be valued at the last sale price if required by regulations of the Securities and Exchange Commission. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the board of directors.
        Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the board of directors.
        Pursuant to a determination by TCI Portfolios' board of directors that such value represents fair value, debt securities with maturities of 60 days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
        The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate.
        Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined by the board of directors. Trading of securities in foreign markets may not take place on every New York Stock Exchange business day.

   In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.


   DISTRIBUTIONS

        Distributions from investment income generally are declared and paid quarterly in March, June, September and December, while distributions from realized securities gains, if any, generally are declared and paid once a year. The fund may make distributions on a more frequent basis to comply with the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.
        The board of directors may elect not to distribute capital gains in whole or in part to take advantage of loss carryovers.


   TAXES

        TCI Portfolios intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company's separate account.


   MANAGEMENT

        Under the laws of the State of Maryland, the board of directors is responsible for managing the business and affairs of TCI Portfolios. Acting pursuant to an investment advisory agreement entered into with TCI Portfolios, Investors Research Corporation ("Investors Research") serves as the investment manager of TCI Portfolios. Its principal place of business is Twentieth Century Tower, 4500 Main Street, Kansas City, Missouri 64111.
        Investors Research has been providing investment advisory services to investment companies and institutional investors since 1958. Certain investments may be appropriate for TCI Portfolios and also for other clients advised by Investors Research. Investment decisions are made with the intention of achieving the respective investment objectives of Investors Research's clients after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. In addition, purchases or sales of the same security may be made for two or more clients on the same date. Such transactions will be allocated among clients in a manner believed by Investors Research to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by TCI Portfolios.
        Investors Research supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. Investors Research utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.
        The portfolio manager members of the TCI Advantage team and their principal business experience for the last five years are as follows:
        ROBERT C. PUFF, JR., executive vice president and chief investment officer, has been a portfolio manager since joining Investors

   Research in 1983. In his position as Chief Investment Officer, Mr. Puff oversees the investment activities of all of the teams that manage TCI Portfolios funds.
        CHARLES M. DUBOC, senior vice president and portfolio manager, joined Investors Research in August 1985 and served as fixed income portfolio manager from that time until April 1993. In April 1993, Mr. Duboc joined Investors Research equity investment efforts. He is a member of the team that manages the equity portion of TCI Advantage.
        NORMAN E. HOOPS, senior vice president and fixed income portfolio manager, joined Investors Research as vice president and portfolio manager in November 1989. In April 1993, he became senior vice president. He is a member of the team that manages the fixed income portion of TCI Advantage.

        NANCY B. PRIAL, vice president and portfolio manager, joined Investors Research in February 1994 as a portfolio manager. She is a member of the team that manages the equity portion of TCI Advantage. For more than four years prior to joining Investors Research, Ms. Prial served as senior vice president and portfolio manager at Frontier Capital Management Company, Boston, Massachusetts.

        The activities of Investors Research are subject only to directions of TCI Portfolios' board of directors. Investors Research pays all the expenses of TCI Portfolios except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.
        For the foregoing services, Investors Research is paid a fee of 1% of the average net assets of the fund during the year. The fee is paid and computed on the first business day of each month by multiplying 1% of the average daily closing net asset values of the shares of the fund during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years). Many investment companies pay smaller investment management fees. However, most if not all of such companies also pay, in addition to an investment management fee, certain of their own expenses, while almost all of TCI Portfolios' expenses, as noted above, are paid by Investors Research.

        TCI Portfolios' and Investors Research have adopted a Code of Ethics (the "Code"), which restricts personal investing practices by employees of Investors Research and its affiliates. Among other provisions, the Code requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.
        Twentieth Century Services, Inc., 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent of TCI Portfolios. It provides facilities, equipment and personnel to TCI Portfolios and is paid for such services by Investors Research. Certain administrative and recordkeeping services that would otherwise be performed by Twentieth Century Services, Inc. may be performed by the insurance company that purchases TCI Portfolios' shares, and Investors Research may pay the insurance company for such services.

       Investors Research and Twentieth Century Services, Inc. are both wholly owned by Twentieth Century Companies, Inc. James E. Stowers Jr., chairman and chief executive officer of TCI Portfolios, controls Twentieth Century Companies, Inc. by virtue of his ownership of a majority of its common stock.


   FURTHER INFORMATION
   ABOUT TCI PORTFOLIOS, INC.

        TCI Portfolios was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its board of directors.

        The principal office of TCI Portfolios is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by phone to 816-531-5575.
        TCI Portfolios issues five series of common stock with a par value of $.01 per share. The assets belonging to each series of shares are held separately by the custodian and, in effect, each series is a separate fund. Each share of each series, when issued, is fully paid and non-assessable.

        Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except that certain matters must be voted on by the series of shares affected, and matters affecting only one series are voted upon only by that series.
        Shares have non-cumulative voting rights, which means that holders of more than 50% of the net asset value of the shares voting for election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining minority will not be able to elect any person or persons to the board of directors.
        An insurance company issuing a variable contract invested in shares issued by TCI Portfolios will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.
        In the event of the complete liquidation or dissolution of TCI Portfolios, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.
        TCI PORTFOLIOS RESERVES THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

                                             TCI PORTFOLIOS, INC.
                                                TCI Advantage

                                                  Prospectus

                                                 April 1, 1996





          [company logo]
        TCI PORTFOLIOS, INC.
     Part of the Twentieth Century
            Family of Funds
-----------------------------------
     P.O. Box 419385
-----------------------------------
     Kansas City, Missouri
-----------------------------------
     64141-6385
     1-800-345-3533 or 816-531-5575
-----------------------------------

                                                                  [company logo]
================================================================================
--------------------------------------------------------------------------------

IN-BKT-4184
9601            Recycled

(C) 1996 Twentieth Century Services, Inc.

                               TCI PORTFOLIOS, INC.
                                  TCI Balanced


                                  Prospectus

                                    APRIL 1,
                                      1996

--------------------------------------------------------------------------------

     TCI Portfolios, Inc. ("TCI Portfolios") is a mutual fund that offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The fund currently offers five portfolios or series. TCI Balanced is described in this prospectus. The other series are described in separate prospectuses. TCI Balanced is sometimes hereinafter referred to as the "fund." You should consult the prospectus of the separate account of the specific insurance product that accompanies this prospectus to see which series of TCI Portfolios are available for such insurance product.

     The investment objective of TCI Balanced is capital growth and current income. The fund will seek to achieve its investment objective by maintaining approximately 60% of the assets of TCI Balanced in common stocks that are considered by management to have better-than-average prospects for appreciation and the remaining assets in bonds and other fixed income securities. There can be no assurance that the fund will achieve its investment objective.
     Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this prospectus.

     Additional information is included in the statement of additional information dated April 1, 1996, and filed with the Securities and Exchange Commission. It is incorporated in this prospectus by reference. To obtain a copy, or to make any other inquiries, call or write:

                              TCI Portfolios, Inc.
                       4500 Main Street * P.O. Box 419385
                  Kansas City, Mo. 64141-6385 * 1-800-345-3533
                   Local and international calls: 816-531-5575
                     Telecommunications device for the deaf:
                   1-800-345-1833 * In Missouri: 816-753-0070

     This prospectus gives you information about TCI Portfolios that you should know before investing. Keep it for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Financial Highlights......................................................3


                         INFORMATION REGARDING THE FUND

Investment Policies of the Fund...........................................4
Shareholders of TCI Portfolios............................................5
Other Investment Policies.................................................6
   Fundamentals of Fixed Income Investing.................................6
   Repurchase Agreements..................................................6
   Portfolio Lending......................................................6
   Foreign Securities.....................................................7
   Forward Currency Exchange Contracts....................................7
   Derivative Securities..................................................8
   Short Sales............................................................9
   When-Issued Securities.................................................9
   Rule 144A Securities...................................................9
Performance Advertising...................................................9

                     ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price..............................................................11
   Purchase and Redemption of Shares.....................................11
   When Share Price is Determined........................................11
   How Share Price is Determined.........................................11
Distributions............................................................12
Taxes....................................................................12
Management...............................................................12
Further Information About
   TCI Portfolios, Inc...................................................13


                                                        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
     The Financial Highlights for each of the periods presented have been examined by Baird, Kurtz & Dobson, independent certified public accountants, whose report appears in the corporation's annual report, which is incorporated by reference into the statement of additional information. The annual report contains additional performance information and will be available upon request and without charge.

                                              INCOME FROM
                                         INVESTMENT OPERATIONS                                      DISTRIBUTIONS
                     ------------------------------------------------------     -------------------------------------------------
                                             Net Realized
                                             and Unrealized                                         Distributions
                                            Gains (Losses)                                            from Net
                     Net Asset                on Investments    Total              Distributions      Realized
                        Value,      Net       and Foreign       from                 from Net         Gains on
TCI                   Beginning Investment     Currency      Investment             Investment        Security           Total
Balanced              of Period    Income     nsactions      Operations              Income          Transactions    Distributions


May 1, 1991
(inception) through
Dec. 31, 1991         $5.00        $ .08          $1.19         $1.27                $(.08)              --             $(.08)

Year Ended
Dec. 31, 1992          6.19          .08           (.45)         (.37)                (.08)              --              (.08)

Year Ended
Dec. 31, 1993          5.74          .11            .33           .44                 (.11)              --              (.11)

Year Ended
Dec. 31, 1994          6.07          .15           (.11)          .04                 (.15)              --              (.15)

Year Ended
Dec. 31, 1995            --           --            --             --                   --               --                --


                                                                                                             (table continued below)



                                                          RATIOS/SUPPLEMENTAL DATA
                                             ------------------------------------------------------
(table continued)                                           Ratio of Net                    Net
                                               Ratio of      Investment                   Assets,
                    Net Asset                  Operating       Income                      End of
                     Value,                    Expenses          to         Portfolio     Period
TCI                  End of        Total      to Average       Average      Turnover        (in
Balanced             Period       Return      Net Assets     Net Assets       Rate      thousands)

May 1, 1991
(inception) through
Dec. 31, 1991         $6.19        38.02%*         1.00%*        2.36%*     42%*          $ 1,412

Year Ended
Dec. 31, 1992          5.74        (6.04%)         1.00%         1.91%      85%            34,382

Year Ended
Dec. 31, 1993          6.07         7.68%          1.00%         1.97%      68%            75,924

Year Ended
Dec. 31, 1994          5.96          .61%          1.00%         2.49%      63%           105,100

Year Ended
Dec. 31, 1995            --           --%            --%           --       --                 --



*Annualized

--------------------------------------------------------------------------------
NO PERSON IS AUTHORIZED BY TCI PORTFOLIOS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY THE COMPANY, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                         INFORMATION REGARDING THE FUND
--------------------------------------------------------------------------------

   INVESTMENT POLICIES OF THE FUND

        TCI Portfolios has adopted certain investment restrictions applicable to the fund that are set forth in the statement of additional information. Those restrictions, as well as the investment objective of the fund, as identified on the front cover page, and any other investment policies designated as "fundamental" in this prospectus or in the statement of additional information, cannot be changed without the approval of the shareholders entitled to cast a majority of the outstanding votes of the corporation, as defined by the Investment Company Act. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this prospectus, are not designated as fundamental policies and may be changed without shareholder approval.
        The investment objective of TCI Balanced is capital growth and current income. The fund will seek to achieve its objective, with regard to the equity portion of its portfolio, by investing in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better-than-average potential for appreciation. Management of the fund intends to maintain approximately 60% of the fund's assets in such securities, regardless of the movement of stock prices generally.
        The equity portion of the fund may be invested in cash and cash equivalents temporarily or when the fund is unable to find equity securities meeting its criteria of selection. It may only purchase securities of companies that have a record of at least three years' continuous operation.
        Since a portion of the fund's portfolio will be invested in fixed income securities, the opportunity for capital appreciation may be expected to be less than with a fund that invests primarily in common stocks.
        Management intends to maintain approximately 40% of the fund's assets in fixed income securities, with a minimum of 25% of that amount in fixed income senior securities. The fixed income securities in the fund will be chosen based on their level of income production and price stability. The fund may invest in a diversified portfolio of debt and other fixed-rate securities payable in U.S. currency. These may include obligations of the U.S. government, its agencies and instrumentalities, corporate securities (bonds, notes, preferred and convertible issues), and sovereign government, municipal, mortgage-related and other asset-backed securities.
        With regard to obligations of the U.S. government, its agencies and instrumentalities, TCI Balanced may invest in (1) direct obligations of the United States, such as Treasury bills, Treasury notes and U.S. government bonds, which are supported by the full faith and credit of the United States, and (2) obligations, including mortgage-related securities, issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an Act of Congress. These agencies and instrumentalities may include, but are not limited to, the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Farm Credit Banks, Federal Home Loan Banks and Resolution Funding Corporation. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the United States Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.
        Mortgage-related securities in which TCI Balanced may invest include collateralized mortgage obligations ("CMOs") issued by a U.S. agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.
        The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other fixed-rate debt, but when interest rates decline, their market value may not increase as much as other fixed-rate debt instruments because of the prepayment feature inherent in the mortgages underlying such securities. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid on such obligation.
        For the purpose of determining the weighted average portfolio maturity of the fund, management shall consider the maturity of a security issued by the Government National Mortgage Association, or other mortgage-related security, to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal of the mortgages underlying such securities, especially in a declining interest rate environment.
        It is management's objective to invest the fund's fixed income holdings in high-grade securities. At least 80% of fixed income assets will be invested in securities that at the time of purchase are rated within the three highest categories by a nationally recognized statistical rating organization (at least A by Moody's Investor Services, Inc.
   ("Moody's") or Standard & Poor's Corp. ("S&P")).
        The remaining portion of the fixed income assets may be invested in issues that are either rated in the fourth highest category (Baa by Moody's or BBB by S&P) or, if not rated, that are of equivalent investment quality as determined by the investment manager and that, in the opinion of the investment manager, can contribute meaningfully to the fund's results without compromising its objectives. Such issues might include a lower-rated issue where research suggests the likelihood of a rating increase or a convertible issue of a company deemed attractive by the equity management team. For a brief discussion of fixed income investing, see "Fundamentals of Fixed Income Investing" on page 6.
        There are no maturity restrictions on the securities in which the fund may invest. Under normal market conditions the weighted average portfolio maturity will be in the three- to 10-year range. The management will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected interest rates. During periods of rising interest rates a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted.


   SHAREHOLDERS OF TCI PORTFOLIOS

        TCI Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although TCI Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of TCI Portfolios might at some time be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, TCI Portfolios' board of directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the funds of TCI Portfolios and those funds might be forced to sell securities at disadvantageous prices to fund such withdrawal.


   OTHER INVESTMENT POLICIES

        For additional information regarding the fund and its investment policies, see "Investment Restrictions Applicable to all Series of Shares" in the statement of additional information.


   FUNDAMENTALS OF FIXED
   INCOME INVESTING

        Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of fixed income securities, i.e., securities that trade on a yield basis, rise. On the other hand, when prevailing interest rates rise, the prices of such securities fall.
        Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.
        These factors operating in the marketplace have a similar impact on fixed income security portfolios. A change in the level of interest rates causes the net asset value per share of any fixed income security fund, except money market funds, to change. If sustained over time, it would also have the impact of raising or lowering the yield of that fund.
        In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment. Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds sell at higher yield levels than top-rated bonds of similar maturity. In addition, as economic, political and business developments unfold, lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of maturity.


   REPURCHASE AGREEMENTS

        The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policy of the fund.
        A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.
        Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered as a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

        The fund will limit repurchase agreement transactions to transactions with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the Fund's management pursuant to criteria adopted by the fund's board of directors.


   PORTFOLIO LENDING

        In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Interest and dividends on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of a majority of the shareholders of TCI Portfolios.
        TCI Portfolios is indemnified against loss on the loans by United States Trust Company of New York.


   FOREIGN SECURITIES

     The fund may invest an unlimited amount of its assets in the securities of foreign issuers when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares or similar instruments for foreign securities ("DRs"). DRs are securities that are issued in and are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country.

        Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, currency restrictions and devaluations, securities clearance and settlement procedures, exchange control regulations, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.


   FORWARD CURRENCY
   EXCHANGE CONTRACTS

       Some of the securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars or the currency of the country where issued (if not U.S. dollars), but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of its portfolio will be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the dollar may be an important factor in the overall performance of the fund.
        In order to protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.
        The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.
        By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.
        When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into a foreign cur-rency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other assets denominated in, or whose value is tied to, that currency.
        The fund will make use of portfolio hedging to the extent deemed appropriate by the investment manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.
        If the fund enters into a forward contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.
        Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts may limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.


   DERIVATIVE SECURITIES

        To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Certain derivative securities are more accurately described as "index/structured securities." Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as DRs), currencies, interest rates, indexes or other financial indicators ("reference indexes"). No fund may invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a bond whose interest rate was indexed to the return on two-year treasury securities would be a permissible investment (assuming it met the other requirements for the fund), while a bond whose return was indexed to the price of oil would not be a permissible investment.
        The return, interest rate or, unlike most fixed income securities, the principal amount payable at maturity of an index/structured security may increase or decrease, depending upon changes in the reference index. Index/ structured securities may be positively or negatively indexed. That means that an increase in the reference index may produce an increase or decrease in the return, interest rate or value at maturity of the security.
        No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index.
        Because their performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, will also bear the market risk of changes in the reference index.
        The board of directors has approved management's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. Management will report on fund activity in derivative securities to the board of directors as necessary. In addition, the board will review man-agement's policy for investments in derivative securities annually.


   SHORT SALES

       The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.
        The fund may make a short sale when it wants to sell the security it owns at a current attractive price but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.


   WHEN-ISSUED SECURITIES

     The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


   RULE 144A SECURITIES

       The fund may invest up to 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares), including restricted securities. Although securities which may be resold only to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 are considered "restricted securities," the fund may purchase Rule 144A securities without regard to the percentage limitations described above when Rule 144A securities present an attractive investment opportunity, otherwise meet the fund's criteria of selection, and also meet the liquidity guidelines established for Rule 144A securities.
        With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the board of directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the board of directors of TCI Portfolios has delegated the day-to-day function of determining the liquidity of 144A securities to the investment manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
        Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and the fund may from time to time hold a Rule 144A security that is illiquid. In such an event, TCI Portfolios will consider appropriate remedies to minimize the effect on the fund's liquidity.


   PERFORMANCE ADVERTISING

        From time to time, TCI Portfolios (or the insurance companies that use TCI Portfolios to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return, yield and effective yield.
        Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compounded return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.
        A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price. Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation. Yields are calculated according to accounting methods that are standardized in accordance with Securities and Exchange Commission rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, TCI Balanced's yield may not equal income paid on your shares or the income reported in the fund's financial statements.

        TCI Portfolios may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance, including the S&P 500 Index, The Dow Jones Industrial Average, Donoghue's Money Fund Average, the Shearson Lehman Intermediate Government Bond Index, the constant maturity five-year U.S.Treasury Note Index and the Bank Rate Monitor National Index of 21/2 -year CD rates. Fund performance may also be compared to other funds in the Twentieth Century family. It may also be combined or blended with other funds in the Twentieth Century family, and that combined or blended performance may be compared to the same indices to which the individual funds may be compared.

        All performance information advertised by TCI Portfolios is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.
        PERFORMANCE FIGURES ADVERTISED BY TCI PORTFOLIOS SHOULD NOT BE USED FOR COMPARA-TIVE PURPOSES BECAUSE THESE FIGURES WILL NOT INCLUDE CHARGES AND DEDUCTIONS IMPOSED BY THE INSURANCE COMPANY SEPARATE ACCOUNT UNDER THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.

                     ADDITIONAL INFORMATION YOU SHOULD KNOW
--------------------------------------------------------------------------------

   SHARE PRICE


   PURCHASE AND
   REDEMPTION OF SHARES

        For instructions on how to purchase and redeem shares, read the prospectus of your insurance company's separate account.
        Shares of TCI Portfolios are sold and redeemed by TCI Portfolios at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


   WHEN SHARE PRICE IS DETERMINED

       The price of TCI Portfolios' shares is their net asset value. Net asset value is determined at the close of business of the New York Stock Exchange, usually 3 p.m. Central time, on each day that the Exchange is open. Requests to redeem shares and investments received by the separate account before the close of business of the Exchange are effective, and will receive the price determined, on the day received. Redemption requests and investments received thereafter are effective on, and receive the price determined as of, the close of the Exchange the next day the Exchange is open.


   HOW SHARE PRICE IS DETERMINED

        The valuation of assets for determining net asset value may be summarized as follows:
        The portfolio securities of the fund, except as otherwise noted, listed or traded on a stock exchange are valued at the latest sale price on the exchange where they are primarily traded. If no sale is reported, the mean of the latest bid and asked prices is used. Securities traded over the counter are required by regulations of the Securities and Exchange Commission. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the board of directors.
        Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the board of directors.
        Pursuant to a determination by the TCI Portfolios' board of directors that such value represents fair value, debt securities with maturities of 60 days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
        The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate.
        Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined by the board of directors. Trading of securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.


   DISTRIBUTIONS

        Distributions from net investment income generally are declared and paid quarterly in March, June, September and December, while distributions from realized securities gains, if any, generally are declared and paid once a year. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.
        The board of directors may elect not to distribute capital gains in whole or in part to take advantage of loss carryovers.


   TAXES

        TCI Portfolios intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company's separate account.


   MANAGEMENT

        Under the laws of the State of Maryland, the board of directors is responsible for managing the business and affairs of TCI Portfolios. Acting pursuant to an investment advisory agreement entered into with TCI Portfolios, Investors Research Corporation ("Investors Research") serves as the investment manager of TCI Portfolios. Its principal place of business is Twentieth Century Tower, 4500 Main Street, Kansas City, Missouri 64111.
        Investors Research has been providing investment advisory services to investment companies and institutional investors since 1958. Certain investments may be appropriate for TCI Portfolios and also for other clients advised by Investors Research. Investment decisions are made with the intention of achieving the respective investment objectives of Investors Research's clients after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. In addition, purchases or sales of the same security may be made for two or more clients on the same date. Such transactions will be allocated among clients in a manner believed by Investors Research to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by TCI Portfolios.
        Investors Research supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. Investors Research utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.
        The portfolio manager members of the TCI Balanced team and their principal business experience for the last five years are as follows:

        ROBERT C. PUFF, JR., executive vice president and chief investment officer, has been a portfolio manager since joining Investors Research in 1983. In his position as chief investment officer, Mr. Puff oversees the investment activities of all of the teams that manage TCI Portfolios funds.
        CHARLES M. DUBOC, senior vice president and portfolio manager, joined Investors Research in August 1985 and served as fixed income portfolio manager from that time until April 1993. In April 1993, Mr. Duboc joined Investor Research's equity investment efforts. He is a member of the team that manages the equity portion of TCI Balanced.
        NORMAN E. HOOPS, senior vice president and fixed income portfolio manager, joined Investors Research as vice president and portfolio manager in November 1989. In April 1993, he became senior vice president. He manages the fixed income portion of TCI Balanced.
        NANCY B. PRIAL, vice president and portfolio manager, joined Investors Research in February 1994 as a portfolio manager. She is a member of the team that manages the equity portion of TCI Balanced. For more than four years prior to joining Investors Research, Ms. Prial served as senior vice president and portfolio manager at Frontier Capital Management Company, Boston, Massachusetts.
        The activities of Investors Research are subject only to directions of TCI Portfolios' board of directors. Investors Research pays all the expenses of TCI Portfolios except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.
        For the foregoing services, Investors Research is paid a fee of 1% of the average net assets of the fund during the year. The fee is paid and computed on the first business day of each month by multiplying 1% of the average daily closing net asset values of the shares of the fund during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years). Many investment companies pay smaller investment management fees. However, most if not all of such companies also pay, in addition to an investment management fee, certain of their own expenses, while almost all of TCI Portfolios' expenses, as noted above, are paid by Investors Research.

        TCI Portfolios and Investors Research have adopted a Code of Ethics (the "Code"), which restricts personal investing practices by employees of Investors Research and its affiliates. Among other provisions, the Code requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.
        Twentieth Century Services, Inc., 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent of TCI Portfolios. It provides facilities, equipment and personnel to TCI Portfolios and is paid for such services by Investors Research. Certain administrative and recordkeeping services that would otherwise be performed by Twentieth Century Services, Inc. may be performed by the insurance company that purchases TCI Portfolios' shares, and Investors Research may pay the insurance company for such services.

        Investors Research and Twentieth Century Services, Inc. are both wholly owned by Twentieth Century Companies, Inc. James E. Stowers Jr., chairman and chief executive officer of TCI Portfolios, controls Twentieth Century Companies, Inc. by virtue of his ownership of a majority of its common stock.

   FURTHER INFORMATION
   ABOUT TCI PORTFOLIOS, INC.

        TCI Portfolios was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its board of directors.

        The principal office of TCI Portfolios is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by phone to 816-531-5575.
        TCI Portfolios issues five series of common stock with a par value of $.01 per share. The assets belonging to each series of shares are held separately by the custodian and, in effect, each series is a separate fund. Each share of each series, when issued, is fully paid and non-assessable.

        Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except that certain matters must be voted on by the series of shares affected, and matters affecting only one series are voted upon only by that series.
        Shares have non-cumulative voting rights, which means that holders of more than 50% of the net asset value of the shares voting for election of directors can elect all of the directors if they choose to do so and, in such event, the holders of the remaining minority will not be able to elect any person or persons to the board of directors.
        An insurance company issuing a variable contract invested in shares issued by TCI Portfolios will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.
        In the event of the complete liquidation or dissolution of TCI Portfolios, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.
        TCI PORTFOLIOS RESERVES THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

                                                   TCI PORTFOLIOS, INC.
                                                       TCI Balanced

                                                        Prospectus

                                                       April 1, 1996
















            [company logo]
          TCI PORTFOLIOS, INC.
     Part of the Twentieth Century
            Family of Funds
------------------------------------------
           P.O. Box 419385
------------------------------------------
           Kansas City, Missouri
------------------------------------------
           64141-6385
           1-800-345-3533 or 816-531-5575

                                                              [company logo]
================================================================================
--------------------------------------------------------------------------------
IN-BKT-4183
9601           Recycled

(C) 1996 Twentieth Century Services, Inc.

                              TCI PORTFOLIOS, INC.
                               TCI International

                                   Prospectus

                                    APRIL 1,
                                      1996

--------------------------------------------------------------------------------

     TCI Portfolios, Inc. ("TCI Portfolios") is a mutual fund that offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The fund currently offers five portfolios or series. TCI International is described in this prospectus. The other series are described in separate prospectuses. TCI International is sometimes hereinafter referred to as the "fund." You should consult the prospectus of the separate account of the specific insurance product that accompanies this prospectus to see which series of TCI Portfolios are available for purchase for such insurance product.

     The investment objective of TCI International is capital growth. TCI International will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. (See "Risk Factors," page 5.) There can be no assurance that the fund will achieve its investment objective.
     Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this prospectus.

     Additional information is included in the statement of additional information dated April 1, 1996, and filed with the Securities and Exchange Commission. It is incorporated in this prospectus by reference. To obtain a copy, or to make any other inquiries, call or write:


                              TCI Portfolios, Inc.
                       4500 Main Street * P.O. Box 419385
                  Kansas City, Mo. 64141-6385 * 1-800-345-3533
                  Local and international calls: 816-531-5575
                    Telecommunications device for the deaf:
                   1-800-345-1833 * In Missouri: 816-753-0070

     This prospectus gives you information about TCI Portfolios that you should know before investing. Keep it for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

Financial Highlights.....................................................3



                         INFORMATION REGARDING THE FUND
Investment Policies of the Fund..........................................4
Risk Factors.............................................................5
Shareholders of TCI Portfolios...........................................6
Other Investment Policies................................................6
   Forward Currency Exchange Contracts...................................6
   Derivative Securities.................................................7
   Indirect Foreign Investment...........................................8
   Sovereign Debt Obligations............................................8
   Repurchase Agreements.................................................8
   When-Issued Securities................................................8
   Short Sales...........................................................8
   Rule 144A Securities..................................................9
Performance Advertising..................................................9

                     ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price.............................................................11
   Purchase and Redemption of Shares....................................11
   When Share Price is Determined.......................................11
   How Share Price is Determined........................................11
Distributions...........................................................12
Taxes...................................................................12
Management..............................................................12
Further Information
   About TCI Portfolios, Inc............................................13


                                                        FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
     The Financial Highlights for each of the periods presented have been examined by Baird, Kurtz & Dobson, independent certified public accountants, whose report appears in the corporation's annual report, which is incorporated by reference into the statement of additional information. The annual report contains additional performance information and will be available upon request and without charge.

                                              INCOME FROM
                                         INVESTMENT OPERATIONS                               DISTRIBUTIONS
                              ------------------------------------------   -------------------------------------------
                                              Net Realized
                                             and Unrealized                              Distributions
                                                Gains on                                  from Net
                   Net Asset                  Investments     Total        Distributions   Realized
                     Value,        Net        and Foreign     from          from Net       Gains on
TCI                 Beginning   Investment     Currency    Investment       Investment      Security          Total
International       of Period     Income     Transactions  Operations        Income      Transactions    Distributions

May 1, 1994
(inception)
through
December 31, 1994    $5.00       $(0.003)*     $(0.25)        $(0.25)         --             --              --

Year Ended
Dec. 31, 1995           --          --            --             --           --             --              --
                                                                                                             (table continued below)



                                                          RATIOS/SUPPLEMENTAL DATA
                                             -----------------------------------------------------
(table continued)                                           Ratio of Net                    Net
                                               Ratio of      Investment                   Assets,
                   Net Asset                   Operating       Income                      End of
                     Value,                    Expenses          to         Portfolio     Period
TCI                  End of        Total      to Average       Average      Turnover        (in
International        Period       Return      Net Assets     Net Assets       Rate      thousands)

May 1, 1994
(inception)
through
December 31, 1994    $4.75        (5.00%)        1.50%**       (0.11%)**     157%         $17,993

Year Ended
Dec. 31, 1995           --           --%           --%           --           --               --



*Computed using average shares outstanding throughout the period.
**Annualized


--------------------------------------------------------------------------------
NO PERSON IS AUTHORIZED BY TCI PORTFOLIOS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY THE COMPANY, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                         INFORMATION REGARDING THE FUND
--------------------------------------------------------------------------------

  INVESTMENT POLICIES OF THE FUND

       TCI Portfolios has adopted certain investment restrictions applicable to the fund that are set forth in the statement of additional information. Those restrictions, as well as the investment objective of the fund, as identified on the front cover page, and any other investment policies designated as "fundamental" in this prospectus or in the statement of additional information, cannot be changed without the approval of the shareholders entitled to cast a majority of the outstanding votes of the corporation, as defined by the Investment Company Act. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this prospectus, are not designated as fundamental policies and may be changed without shareholder approval.
        The investment objective of TCI International is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, potential for appreciation. The fund will invest primarily in common stocks (defined to include depositary receipts for common stocks and other equity equivalents) of such companies. TCI Portfolios tries to stay fully invested in such securities, regardless of the movement of stock prices generally.
        Although the primary investment of the fund will be common stocks, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the fund may invest up to 35% of its assets in such other securities.
        The other securities the fund may invest in are convertible securities, preferred stocks, bonds, notes and debt securities of companies, obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment-grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investor Services, Inc. ("Moody's") or BBB or better by Standard & Poor's corporation ("S&P"), or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions or changing circumstances than higher-rated securities.
        The fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares or similar instruments for foreign securities ("DRs"). DRs are securities that are listed on exchanges or quoted in the over-the-counter markets in one country but represent shares of issuers domiciled in another country.
        Notwithstanding the fund's investment objective of capital growth, under exceptional market or economic conditions, the fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies). To the extent the fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.
        Under normal conditions, the fund will invest at least 65% of its assets in common stocks or other equity equivalents of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Management defines "foreign issuer" as an issuer of securities that is domiciled outside the United States and/or whose shares trade principally on an exchange or other market outside the United States.
        In order to achieve maximum investment flexibility, the fund has not established geographic limits on asset distribution on either a country-by-country or region-by-region basis. The investment manager expects to invest both in issuers whose principal place of business is located in countries with developed economies (such as Germany, the United Kingdom and Japan) and in issuers whose principal place of business is located in countries with less developed economies (such as Portugal, Malaysia and Mexico).
        The principal criterion for inclusion of a security in the fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the fund's investment manager, to achieve better-than-average appreciation. If, in the opinion of the fund's investment manager, a particular security satisfies this principal criterion, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country or region.
        At the same time, however, the investment manager recognizes that both the selection of the fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international equity portfolio. For this reason, the manager also will consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.


   RISK FACTORS

        Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. Potential investors should carefully consider the following factors before investing:
        Currency Risk. The value of the fund's foreign investments may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of the fund's assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations, and political developments.
        Political and Economic Risk. The economies of many of the countries in which the fund invests are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Investments in lesser developed countries will involve exposure to economic structures that are generally less diverse and mature than in the United States or other developed countries and to political systems that can be expected to be less stable than those of more developed countries. A developing country can be considered to be a country that is in the initial stages of its industrialization cycle. Historically, markets of developing countries have been more volatile than the markets of developed countries. The fund has no limit with respect to investments in lesser developed countries.
        Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the fund may be reduced by a withholding tax at the source that would reduce dividends paid by the fund.
        Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the fund invests will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations. In addition, extended clearance and settlement periods in some foreign markets could result in losses to the fund or cause the fund to miss attractive investment possibilities.


   SHAREHOLDERS OF TCI PORTFOLIOS

        TCI Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although TCI Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of TCI Portfolios might at some time be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, TCI Portfolios' board of directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.


   OTHER INVESTMENT POLICIES

        For additional information regarding the fund and its investment policies, see "Investment Restrictions Applicable to all Series of Shares" in the statement of additional information.


   FORWARD CURRENCY
   EXCHANGE CONTRACTS

        Some of the securities held by the fund will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars or the currency of the country where issued (if not U.S. dollars) but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of its portfolio will be affected by changes in the exchange rate between foreign currencies and the U.S. dollar as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the dollar may be an important factor in the overall performance of the fund.
        In order to protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.
        The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.
        By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.
        When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into a foreign currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other assets denominated in, or whose value is tied to, that currency.
        The fund will make use of portfolio hedging to the extent deemed appropriate by the investment manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.
        If the fund enters into a forward contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 15% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.
        Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts may limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.


   DERIVATIVE SECURITIES

        To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Certain derivative securities are more accurately described as "index/ structured securities." Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as DRs), currencies, interest rates, indexes or other financial indicators ("reference indexes"). No fund may invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund.
        The return, interest rate, or, unlike most fixed income securities, the principal amount payable at maturity of an index/structured security may increase or decrease, depending upon changes in the reference index. Index/ structured securities may be positively or negatively indexed. That means that an increase in the reference index may produce an increase or decrease in the return, interest rate or value at maturity of the security.
        No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index.
        Because their performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, will also bear the market risk of changes in the reference index.
        The board of directors has approved management's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. Management will report on fund activity in derivative securities to the board of directors as necessary. In addition, the board will review management's policy for investments in derivative securities annually.


   INDIRECT FOREIGN INVESTMENT

        Subject to certain restrictions contained in the Investment Company Act, the fund may invest in certain foreign countries indirectly through investment fund and registered investment companies authorized to invest in those countries. If the fund invests in investment companies, the fund will bear its proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.


   SOVEREIGN DEBT OBLIGATIONS

        The fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations.


   REPURCHASE AGREEMENTS

        The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policy of the fund.
        A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.
        Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered as a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

        The fund will limit repurchase agreement transactions to transactions with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the fund's management pursuant to criteria adopted by the fund's board of directors.

        The fund will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days.


   WHEN-ISSUED SECURITIES

        The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


   SHORT SALES

        The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.
        A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.


   RULE 144A SECURITIES

        The fund may invest up to 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares), including restricted securities. Although securities that may be resold only to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 are considered "restricted securities," the fund may purchase Rule 144A securities without regard to the percentage limitations described above when Rule 144A securities present an attractive investment opportunity, otherwise meet the fund's criteria of selection, and also meet the liquidity guidelines established for Rule 144A securities.
        With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the board of directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the board of directors of TCI Portfolios has delegated the day-to-day function of determining the liquidity of 144A securities to the investment manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
        Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and the fund may from time to time hold a Rule 144A security that is illiquid. In such an event, TCI Portfolios will consider appropriate remedies to minimize the effect on the fund's liquidity.



   PERFORMANCE ADVERTISING

        From time to time TCI Portfolios (or the insurance companies that use TCI Portfolios to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return and average annual total return.
        Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compounded return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

        TCI Portfolios may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance, including the S&P 500 Index, the Dow Jones

   Industrial Average, the Dow Jones World Index and the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index. Fund performance may also be compared to other funds in the Twentieth Century family. It may also be combined or blended with other funds in the Twentieth Century family, and that combined or blended performance may be compared to the same indices to which the individual funds may be compared.

        All performance information advertised by the TCI Portfolios is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.
        PERFORMANCE FIGURES ADVERTISED BY TCI PORTFOLIOS SHOULD NOT BE USED FOR COMPARATIVE PURPOSES BECAUSE THESE FIGURES WILL NOT INCLUDE CHARGES AND DEDUCTIONS IMPOSED BY THE INSURANCE COMPANY SEPARATE ACCOUNT UNDER THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.

                     ADDITIONAL INFORMATION YOU SHOULD KNOW


   SHARE PRICE


   PURCHASE AND
   REDEMPTION OF SHARES

        For instructions on how to purchase and redeem shares, read the prospectus of your insurance company's separate account.
        Shares of TCI Portfolios are sold and redeemed by TCI Portfolios at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


   WHEN SHARE PRICE IS DETERMINED

        The price of TCI Portfolios' shares is their net asset value. Net asset value is determined at the close of business of the New York Stock Exchange, usually 3 p.m. Central time, on each day that the Exchange is open. Requests to redeem shares and investments received by the separate account before the close of business of the Exchange are effective on, and will receive the price determined, the day received. Redemption requests and investments received thereafter are effective on, and receive the price determined, as of the close of the Exchange the next day the Exchange is open.


   HOW SHARE PRICE IS DETERMINED

        The valuation of assets for determining net asset value may be summarized as follows:
        The portfolio securities of the fund, except as otherwise noted, listed or traded on a stock exchange are valued at the latest sale price on the exchange where they are primarily traded. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing value of such security on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked price is used. Depending on local convention or regulation, securities traded over the counter are priced at the mean of the latest bid and asked price, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the board of directors.
        Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the board of directors.
        Pursuant to a determination by TCI Portfolios' board of directors that such value represents fair value, debt securities with maturities of 60 days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
        The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate.
        Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined by the board of directors. Trading of securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.


   DISTRIBUTIONS

        Distributions from net investment income and realized securities gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distributions requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.
   All distributions from the fund will be reinvested in additional shares.
        The board of directors may elect not to distribute capital gains in whole or in part to take advantage of loss carryovers.


  TAXES

        TCI Portfolios intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company's separate account.


   MANAGEMENT

        Under the laws of the State of Maryland, the board of directors is responsible for managing the business and affairs of TCI Portfolios. Acting pursuant to an investment advisory agreement entered into with TCI Portfolios, Investors Research Corporation ("Investors Research") serves as the investment manager of TCI Portfolios. Its principal place of business is Twentieth Century Tower, 4500 Main Street, Kansas City, Missouri 64111.
        Investors Research has been providing investment advisory services to investment companies and institutional investors since 1958. Certain investments may be appropriate for TCI Portfolios and also for other clients advised by Investors Research. Investment decisions are made with the intention of achieving the respective investment objectives of Investors Research's clients after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. In addition, purchases or sales of the same security may be made for two or more clients on the same date. Such transactions will be allocated among clients in a manner believed by Investors Research to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by TCI Portfolios.
        Investors Research supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. Investors Research utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund as necessary between team meetings.
        The portfolio manager members of the TCI International team and their principal business experience during the past five years are as follows:
        ROBERT C. PUFF, JR., executive vice president and chief investment officer, has been a portfolio manager since joining Investors Research in 1983. In his position as chief investment officer, Mr. Puff oversees the investment activities of all of the teams that manage TCI Portfolios funds.
        THEODORE J. TYSON, vice president and portfolio manager, joined Investors Research in 1988 and has been a portfolio manager member of the TCI International team since its inception in 1994.

        HENRIK STRABO, vice president and portfolio manager, joined Investors Research in 1993 as a financial analyst and has been a portfolio manager member of the TCI International team since its inception in 1994. Prior to joining Investors Research, Mr. Strabo was vice president, international equity sales with Barclays de Zoete Wedd (1991-1993) and obtained international equity sales experience with Cresvale International (1990-1991).

        The activities of Investors Research are subject only to directions of TCI Portfolios' board of directors. Investors Research pays all the expenses of TCI Portfolios except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.
        For the foregoing services, Investors Research is paid a fee of 1.5% of the average net assets of the fund during the year. The fee is paid and computed on the first business day of each month by multiplying 1.5% of the average daily closing net asset values of the shares of the fund during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).
        The management fee paid by the fund to Investors Research is higher than the fees paid by the various other TCI Portfolios funds because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee may also be higher than the fee paid by many other international or foreign investment companies. Many investment companies pay smaller investment management fees. However, most if not all of such companies also pay, in addition to an investment management fee, certain of their own expenses, while almost all of TCI Portfolios' expenses, as noted above, are paid by Investors Research.

        TCI Portfolios and Investors Research have adopted a Code of Ethics (the "Code"), which restricts personal investing practices by employees of Investors Research and its affiliates. Among other provisions, the Code requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.
        Twentieth Century Services, Inc., 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent of TCI Portfolios. It provides facilities, equipment and personnel to TCI Portfolios, and is paid for such services by Investors Research. Certain administrative and recordkeeping services that would otherwise be performed by Twentieth Century Services, Inc., may be performed by the insurance company that purchases TCI Portfolios' shares, and Investors Research may pay the insurance company for such services.

       Investors Research and Twentieth Century Services, Inc. are both wholly owned by Twentieth Century Companies, Inc. James E. Stowers Jr., chairman and chief executive officer of TCI Portfolios, controls Twentieth Century Companies, Inc. by virtue of his ownership of a majority of its common stock.

   FURTHER INFORMATION
   ABOUT TCI PORTFOLIOS, INC.

        TCI Portfolios was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its board of directors.

        The principal office of TCI Portfolios is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by phone to 816-531-5575.
        TCI Portfolios issues five series of common stock with a par value of $.01 per share. The assets belonging to each series of shares are held separately by the custodian, and in effect each series is a separate fund. Each share of each series, when issued, is fully paid and non-assessable.

        Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except that certain matters must be voted on by the series of shares affected, and matters affecting only one series are voted upon only by that series.
        Shares have non-cumulative voting rights, which means that holders of more than 50% of the net asset value of the shares voting for election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining minority will not be able to elect any person or persons to the board of directors.
        An insurance company issuing a variable contract invested in shares issued by TCI Portfolios will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.
        In the event of the complete liquidation or dissolution of TCI Portfolios, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.
        TCI PORTFOLIOS RESERVES THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

                                                   TCI PORTFOLIOS, INC.
                                                     TCI International

                                                        Prospectus

                                                       April 1, 1996










             [company logo]
          TCI PORTFOLIOS, INC.
     Part of the Twentieth Century
            Family of Funds
-----------------------------------------
           P.O. Box 419385
-----------------------------------------
           Kansas City, Missouri
-----------------------------------------
           64141-6385
           1-800-345-3533 or 816-531-5575

                                                           [company logo]
================================================================================
--------------------------------------------------------------------------------

IN-BKT-4185
9601                Recycled

(C) 1996 Twentieth Century Services, Inc.

[the following in red print along left margin of page]
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

           SUBJECT TO COMPLETION, DATED JANUARY 16, 1996[in red print]


                              TCI PORTFOLIOS, INC.
                                    TCI Value
                                   Prospectus
                                    APRIL 1,
                                      1996

--------------------------------------------------------------------------------

     TCI Portfolios, Inc. ("TCI Portfolios") is a mutual fund that offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The fund currently offers five portfolios or series. TCI Value is described in this prospectus. The other series are described in separate prospectuses. TCI Value is sometimes hereinafter referred to as the "fund." You should consult the prospectus of the separate account of the specific insurance product that accompanies this prospectus to see which series of TCI Portfolios are available for purchase for such insurance product.
     The investment objective of TCI Value is long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase. There can be no assurance that the fund will achieve its investment objective.
     Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this prospectus.
     Additional information is included in the statement of additional information dated April 1, 1996, and filed with the Securities and Exchange Commission. It is incorporated in this prospectus by reference. To obtain a copy, or to make any other inquiries, call or write:

                              TCI Portfolios, Inc.
                       4500 Main Street * P.O. Box 419385
                  Kansas City, Mo. 64141-6385 * 1-800-345-3533
                   Local and international calls: 816-531-5575
                     Telecommunications device for the deaf:
                   1-800-345-1833 * In Missouri: 816-753-0070

     This prospectus gives you information about TCI Portfolios that you should know before investing. Keep it for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------


                         INFORMATION REGARDING THE FUND


Investment Policies of the Fund..........................................4
Shareholders of TCI Portfolios...........................................5
Other Investment Policies................................................5
   Foreign Securities....................................................5
   Equity Securities.....................................................5
   Forward Currency Exchange Contracts...................................6
   Portfolio Turnover....................................................7
   Repurchase Agreements.................................................7
   Index Futures Contracts...............................................7
   Derivative Securities.................................................8
   Portfolio Lending.....................................................8
   When-Issued Securities................................................9
   Short Sales...........................................................9
   Rule 144A Securities..................................................9
Performance Advertising.................................................10


                     ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price.............................................................10
   Purchase and Redemption of Shares....................................10
   When Share Price is Determined.......................................11
   How Share Price is Determined........................................11
Distributions...........................................................11
Taxes...................................................................12
Management..............................................................12
Further Information About
   TCI Portfolios, Inc..................................................13

--------------------------------------------------------------------------------
NO PERSON IS AUTHORIZED BY TCI PORTFOLIOS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY THE COMPANY, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.3

                         INFORMATION REGARDING THE FUNDS
--------------------------------------------------------------------------------

   INVESTMENT POLICIES OF THE FUND

        TCI Portfolios has adopted certain investment restrictions applicable to the fund that are set forth in the statement of additional information. Those restrictions, as well as the investment objective of the fund, as identified on the front cover page, and any other investment policies designated as "fundamental" in this prospectus or in the statement of additional information, cannot be changed without the approval of the shareholders entitled to cast a majority of the outstanding votes of the corporation, as defined by the Investment Company Act. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this prospectus, are not designated as fundamental policies and may be changed without shareholder approval.
        The investment objective of TCI Value is long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.
        Securities may be undervalued because they are temporarily out of favor in the market due to market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the issuer of the security or its industry, or because the market has overlooked them. Under normal market conditions, the fund expects to invest at least 80% of the value of its total assets in equity securities. The fund's investments will typically be characterized by lower price-to-earnings, price-to-cash flow and/or price-to-book value ratios relative to the equity market in general. Its investments also may have above-average current dividend yields.
        It is management's intention that the fund will primarily consist of domestic equity securities. However, the fund also may invest in other types of domestic or foreign securities consistent with the accomplishment of the fund's objective. The other securities the fund may invest in are convertible securities (see "Other Investment Policies -- Equity Securities," page 5), preferred stocks, bonds, notes and debt securities of companies and debt obligations of governments and their agencies. Investments in these securities will be made when the manager believes that the total return potential on these securities equals or exceeds the potential return on common stocks.
        The fund's holdings will be spread among industry groups that meet its investment criteria to help reduce certain of the risks inherent in common stock investments. These investments will primarily be securities listed on major exchanges or traded in the over-the-counter markets.
        With the exception of convertible securities (see, "Other Investment Policies -- Equity Securities," page 5), the fund will limit purchases of debt securities to "investment grade" obligations, which means that, at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P")], or, if not rated, are of equivalent investment quality as determined by management. There is no limit on the amount of investments that can be made in securities rated in a particular investment grade ratings category. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions or changing circumstances.
        In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of the fund's shares.
        Notwithstanding the fact the fund will primarily invest in equity securities, under exceptional market or economic conditions, the fund may temporarily invest all or a substantial portion of its assets in cash or investment grade short-term securities (denominated in U.S. dollars or foreign currencies).
        To the extent that the fund assumes a defensive position, it will not be investing for capital growth.


   SHAREHOLDERS OF TCI PORTFOLIOS

       TCI Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although TCI Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of TCI Portfolios might at some time be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, TCI Portfolios' board of directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the funds of TCI Portfolios and those funds might be forced to sell securities at disadvantageous prices to fund such withdrawal.


   OTHER INVESTMENT POLICIES

        For additional information regarding the fund and its investment policies, see "Investment Restrictions Applicable to all Series of Shares" in the statement of additional information.


   FOREIGN SECURITIES

        The fund may invest up to 25% of its assets in the securities of foreign issuers, including debt securities of foreign governments and their agen-cies, when these securities meet its standards of selection. The principal business activities of such issuers will be located in developed countries.
        The fund may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments ("DRs") for foreign securities. DRs are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
        Subject to its investment objective and policies, the fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic securities purchased by the fund are also applicable to its foreign securities investments.
        Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, securities clearance and settlement procedures, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

   EQUITY SECURITIES

        In addition to investing in common stocks, the fund may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities. The fund will limit its purchase of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or if not rated by S&P or Moody's are of equivalent investment quality as determined by management. Debt securities rated below the four highest categories are not considered "investment grade" obligations. These securities have speculative characteristics and present more credit risk than investment grade obligations. (For a description of the S&P and Moody's ratings categories, see "An Explanation of Fixed Income Securities Ratings," page 7 of the Statement of Additional Information.) Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. An example of the type of derivative security in which the fund might invest includes depositary receipts.



   FORWARD CURRENCY
   EXCHANGE CONTRACTS

     Some of the securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the dollar may be a factor in the fund's overall performance.
        To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.
        The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.
        By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.
        When the manager believes that a particular currency may decline in value compared to the dollar, the fund may enter into forward currency exchange contracts to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other assets denominated in, or whose value is tied to, that currency.
        The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.
        If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.
        Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.


   PORTFOLIO TURNOVER

        Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. Management believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.
        The portfolio turnover of the fund may be higher than other investment companies with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.


   REPURCHASE AGREEMENTS

        The fund may invest up to 20% of its assets in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.
        A repurchase agreement occurs when the fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the Securities and Exchange Commission to be a loan by the fund.
        The fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses. Management monitors the creditworthiness of sellers.
        The fund will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days.
        The fund will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the fund's management pursuant to criteria adopted by the fund's board of directors.


   INDEX FUTURES CONTRACTS

        The fund may enter into domestic stock index futures contracts. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. Rather than actually purchasing the securities of an index, the manager may purchase a futures contract, which reflects the value of such underlying securities. For example, S&P 500 futures reflect the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the underlying index securities increases or decreases during the contract period, the value of the S&P 500 futures can be expected to reflect such increase or decrease. As a result, the manager is able to expose to the equity markets cash that is maintained by the fund to meet anticipated redemptions or held for future investment opportunities. Because futures generally settle within a day from the date they are closed out (compared with three days for the types of equity securities primarily invested in by the funds) the manager believes that this use of futures allows the fund to effectively be fully invested in equity securities while maintaining the liquidity needed by the fund.
        When a fund enters into a futures contract, it must make deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the index fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. Assets set aside by the fund as initial or variable margin may not be disposed of so long as the fund maintains the contract.
        The fund may not purchase leveraged futures. The fund will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fluctuating market value of the index contracts it has purchased, less any margin deposited on its position. The fund will only invest in exchange-traded futures. In addition, the value of index futures contracts purchased by a fund may not exceed 5% of the fund's total assets.


   DERIVATIVE SECURITIES

        To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative" securities. Certain derivative securities are more accurately described as "index/ structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as DRs or S&P 500 futures), currencies, interest rates, indices or other financial indicators ("reference indices"). The fund may not invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the S&P 500 Index would be a permissible investment since the fund may invest in the securities of companies comprising the S&P 500 Index (assuming they otherwise meet the other requirements for the fund), while a security whose underlying value is linked to the price of oil would not be a permissible investment since the fund may not invest in oil and gas leases or futures.
        The return of an index/structured security may increase or decrease, depending upon changes in the reference index. No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in underlying value is a multiple of the change in the reference index. In no event will an index/structured security be purchased if its value (or referenced value) exceeds the available cash of the fund.
        Because their performance is tied to a reference index, investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, will also expose the fund to the market risk of changes in the reference index.
        The fund's board of directors has approved management's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. Management will report on fund activity in derivative securities to the board of directors as necessary. In addition, the board will review management's policy for investments in derivative securities annually.


   PORTFOLIO LENDING

        In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash, collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable TCI Portfolios to vote the securities. Such loans may not exceed one-third of the fund's net assets valued at market. The portfolio lending policy described in this paragraph is fundamental policy that may be changed only by a vote of TCI Portfolios' shareholders.


   WHEN-ISSUED SECURITIES

     The fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of management, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


   SHORT SALES

        The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.
        The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.


   RULE 144A SECURITIES

        The fund will not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares), including restricted securities. Although securities which may be resold only to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 are considered "restricted securities," the fund may purchase Rule 144A securities without regard to the 15% limitation described above when Rule 144A securities present an attractive investment opportunity that otherwise meets TCI Portfolios' criteria of selection and also meets the liquidity guidelines established for Rule 144A securities.
        With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the board of directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the board of directors of TCI Portfolios has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager.

        The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
        Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, TCI Portfolios will consider appropriate remedies to minimize the effect on such fund's liquidity.


   PERFORMANCE ADVERTISING

        From time to time TCI Portfolios (or the insurance companies that use TCI Portfolios to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return and average annual total return.
        Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compounded return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.
        TCI Portfolios may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance, including the Standard & Poor's (S&P) 500 Index, The Dow Jones Industrial Average and The S&P/Barra Value Index. Fund performance may also be compared to other funds in the Twentieth Century family. It may also be combined or blended with other funds in the Twentieth Century family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.
        All performance information advertised by TCI Portfolios is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.
        PERFORMANCE FIGURES ADVERTISED BY TCI PORTFOLIOS SHOULD NOT BE USED FOR COMPARATIVE PURPOSES BECAUSE THESE FIGURES WILL NOT INCLUDE CHARGES AND DEDUCTIONS IMPOSED BY THE INSURANCE COMPANY SEPARATE ACCOUNT UNDER THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.




                     ADDITIONAL INFORMATION YOU SHOULD KNOW
--------------------------------------------------------------------------------

   SHARE PRICE


   PURCHASE AND
   REDEMPTION OF SHARES

        For instructions on how to purchase and redeem shares, read the prospectus of your insurance company's separate account.
        Shares of TCI Portfolios are sold and redeemed by TCI Portfolios at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges
                                         10
   and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


   WHEN SHARE PRICE IS DETERMINED

        The price of TCI Portfolios' shares is their net asset value. Net asset value is determined at the close of business of the New York Stock Exchange, usually 3 p.m. Central time, on each day that the Exchange is open. Requests to redeem shares and investments received by the separate account before the close of business of the Exchange are effective, and will receive the price determined, on the day received. Redemption requests and investments received thereafter are effective on, and receive the price determined as of, the close of the Exchange the next day the Exchange is open.


   HOW SHARE PRICE IS DETERMINED

        The valuation of assets for determining net asset value may be summarized as follows:
        The portfolio securities of the fund, except as otherwise noted, listed or traded on a stock exchange are valued at the latest sale price on the exchange where they are primarily traded. If no sale is reported, the mean of the latest bid and asked prices is used. Securities traded over the counter are priced at the mean of the latest bid and asked prices, but will be valued at the last sale price if required by regulations of the Securities and Exchange Commission. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the board of directors.
        Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the board of directors.
        Pursuant to a determination by TCI Portfolios' board of directors that such value represents fair value, debt securities with maturities of 60 days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
        The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate.
        Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined by the board of directors. Trading of securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.


   DISTRIBUTIONS

        Distributions from net investment income and realized securities gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.
        The board of directors may elect not to distribute capital gains in whole or in part to take advantage of loss carryovers.


   TAXES

        TCI Portfolios intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company's separate account.


   MANAGEMENT

        Under the laws of the State of Maryland, the board of directors is responsible for managing the business and affairs of TCI Portfolios. Acting pursuant to an investment advisory agreement entered into with TCI Portfolios, Investors Research Corporation ("Investors Research") serves as the investment manager of TCI Portfolios. Its principal place of business is 4500 Main Street, Kansas City, Missouri 64111.
        Investors Research has been providing investment advisory services to investment companies and institutional investors since 1958. Certain investments may be appropriate for TCI Portfolios and also for other clients advised by Investors Research. Investment decisions are made with the intention of achieving the respective investment objectives of Investors Research's clients after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. In addition, purchases or sales of the same security may be made for two or more clients on the same date. Such transactions will be allocated among clients in a manner believed by Investors Research to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by TCI Portfolios.
        Investors Research supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. Investors Research utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.
        The portfolio manager members of the TCI Value team and their principal business experience for the last five years are as follows:
        ROBERT C. PUFF, JR., Executive Vice President and Chief Investment Officer, has been a Portfolio Manager for more than five years, having joined Investors Research in 1983. In his position as Chief Investment Officer, Mr. Puff oversees the investment activities of all of the teams that manage TCI Portfolios funds.
        PETER A. ZUGER, Vice President and Portfolio Manager, joined Investors Research in June 1993 as a Portfolio Manager. Prior to joining Investors Research, Mr. Zuger served as an investment manager in the Trust Department of NBD Bancorp in Detroit, Michigan.
        PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, joined Investors Research in September 1993 as a Portfolio Manager. Prior to joining Investors Research, Mr. Davidson served as an investment manager for Boatmen's Trust Company in St. Louis, Missouri.
        The activities of Investors Research are subject only to directions of TCI Portfolios' board of directors. Investors Research pays all the expenses of TCI Portfolios except brokerage, taxes, interest, fees, expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.
        For the foregoing services, Investors Research is paid a fee of % of the average net assets of the fund during the year. The fee is paid and computed on the first business day of each month by multiplying % of the average daily closing net asset values of the shares of the fund during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years). Many investment companies pay smaller investment management fees. However, most if not all of such companies also pay, in addition to an investment management fee, certain of their own expenses, while almost all of TCI Portfolios' expenses, as noted above, are paid by Investors Research.
        TCI Portfolios and Investors Research have adopted a Code of Ethics (the "Code"), which restricts personal investing practices by employees of Investors Research and its affiliates. Among other provisions, the Code requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.
        Twentieth Century Services, Inc., 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent of TCI Portfolios. It provides facilities, equipment and personnel to TCI Portfolios and is paid for such services by Investors Research. Certain administrative and record keeping services that would otherwise be performed by Twentieth Century Services, Inc. may be performed by the insurance company that purchases TCI Portfolios' shares, and Investors Research may pay the insurance company for such services.
        Investors Research and Twentieth Century Services, Inc., are both wholly owned by Twentieth Century Companies, Inc. James E. Stowers Jr., chairman and chief executive officer of TCI Portfolios, controls Twentieth Century Companies, Inc. by virtue of his voting control of a majority of its common stock.


   FURTHER INFORMATION
   ABOUT TCI PORTFOLIOS, INC.

        TCI Portfolios was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its board of directors.
        The principal office of TCI Portfolios is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by phone to 816-531-5575.
        TCI Portfolios issues five series of common stock with a par value of $.01 per share. The assets belonging to each series of shares are held separately by the custodian, and in effect each series is a separate fund. Each share of each series, when issued, is fully paid and non-assessable.
        Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except that certain matters must be voted on by the series of shares affected, and matters affecting only one series are voted upon only by that series.
        Shares have non-cumulative voting rights, which means that holders of more than 50% of the net asset value of the shares voting for election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining minority will not be able to elect any person or persons to the board of directors.
        An insurance company issuing a variable contract invested in shares issued by TCI

   Portfolios will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.
        In the event of the complete liquidation or dissolution of TCI Portfolios, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.
        TCI PORTFOLIOS RESERVES THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

                                              TCI PORTFOLIOS, INC.
                                                    TCI Value

                                                   Prospectus
                                                 April 1, 1996







            [company logo]
          TCI PORTFOLIOS, INC.
     Part of the Twentieth Century
            Family of Funds
----------------------------------------
           P.O. Box 419385
----------------------------------------
           Kansas City, Missouri
----------------------------------------
           64141-6385
           1-800-345-3533 or 816-531-5575


                                                 [company logo]
================================================================================
--------------------------------------------------------------------------------
IN-BKT-4181
9601                Recycled

(C) 1996 Twentieth Century Services, Inc.

[the following in red print along left margin of page]
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                  SUBJECT TO COMPLETION, DATED JANUARY 16, 1996 [red print]

                              TCI Portfolios, Inc.
                       Statement of Additional Information

                                    APRIL 1,
                                      1996

--------------------------------------------------------------------------------

     This statement is not a prospectus but should be read in conjunction with the applicable current TCI Portfolios, Inc. prospectus of its five series of shares, TCI Growth, TCI Value, TCI Balanced, TCI Advantage or TCI International as the case may be. Each of such prospectuses is dated April 1, 1996. Please retain this document for future reference. To obtain copies of the various TCI Portfolios prospectuses, call TCI Portfolios at 1-800-345-3533 or 816-531-5575, or write to P.O. Box 419385, Kansas City, Missouri 64141-6385.


                                                                  TABLE OF CONTENTS

                                                 TCI          TCI         TCI          TCI          TCI
                                     Page      Growth        Value      Balanced    Advantage   International
                                    Herein    Prospectus  Prospectus   Prospectus   Prospectus   Prospectus
                                                Page         Page         Page        Page          Page
Selection of Investments               2          4            4            4           4             4
Investment Restrictions Applicable
   to All Series of Shares             2         --           --           --          --            --
Short Sales                            4          7            7            9           9             8
Portfolio Turnover                     4         --           --           --          --            --
Performance Advertising                5          8            9            9           9             9
Officers and Directors                 6         --           --           --          --            --
Management                             8         10           12           12          12            12
Custodian                              8         --           --           --          --            --
Auditors                               9         --           --           --          --            --
Capital Stock                          9         --           --           --          --            --
Brokerage                              9         --           --           --          --            --
Redemptions in Kind                   10         --           --           --          --            --
Holidays                              11         --           --           --          --            --
Financial Statements                  11         --           --           --          --            --


================================================================================

   SELECTION OF INVESTMENTS
   -----------------------------------------------------------------------------

        Currently, TCI Portfolios offers five funds: TCI Growth, TCI Value, TCI Balanced, TCI Advantage and TCI International. Such funds are sometimes individually referred to as a "fund," and collectively as the "funds."

   TCI GROWTH
        In achieving their investment objectives, the funds of TCI Portfolios must conform to certain fundamental policies that may not be changed without shareholder approval.

        The following paragraph is a statement of fundamental policy with respect to investment selection:
        In general, within the restrictions outlined in the prospectus or in other statements of the corporation's fundamental policies, TCI Growth, TCI Value, TCI International and, with regard to the equity portion of their portfolios, TCI Balanced and TCI Advantage, each has broad power with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It is the management's intention that TCI Growth, TCI Value, TCI International and the equity portion of TCI Balanced and TCI Advantage will generally consist of common stocks. However, the investment manager may invest the assets in varying amounts in other instruments and in senior securities, such as bonds, debentures and preferred stocks, when such a course is deemed appropriate under certain market and economic conditions. Senior securities that, in the opinion of management, are high-grade issues may also be purchased for defensive purposes.

   TCI VALUE
        Management intends to invest the assets of TCI Value primarily in equity securities of well-established companies with intermediate-to-large market capitalizations which management believes to be undervalued at the time of purchase. The selection of these investments is described above under "Selection of Investments--TCI Growth."

   TCI BALANCED

        Management intends to invest the TCI Balanced portfolio approximately 60% in common stocks and the remainder in fixed income securities. Equity security investments are described above under "Selection of Investments--TCI Growth." At least 80% of the fixed income assets will be invested in securities that, at the time of purchase, are rated by a nationally recognized statistical rating organization within the three highest categories. The fund may invest in securities of the United States government and its agencies and instrumentalities, corporate, sovereign government, municipal, mortgage-related, and other asset-backed securities. It can be expected that management will invest from time to time in bonds and preferred stock convertible into common stock.

   TCI ADVANTAGE

        Management intends to invest approximately (i) 20% of TCI Advantage's assets in government securities with a weighted average maturity of six months or less, i.e., cash and cash equivalents, (ii) 40% of the fund's assets in fixed income government securities with a weighted average maturity of three to 10 years (although management has the discretion to invest some or all of this portion of the fund's assets in cash or cash equivalents if it believes that market conditions merit) and (iii) 40% of the fund's assets in equity securities. All of the debt securities purchased, regardless of weighted average maturity, will be securities of the U.S. government and its agencies and instrumentalities, including mortgage-related and other asset-backed securities issued by such entities. Equity security investments are described above under "Selection of Investments--TCI Growth."

   TCI INTERNATIONAL

        Management intends to invest the assets of TCI International primarily in an internationally diversified portfolio of common stocks. The selection of these investments is described above under "Selection of Investments--TCI Growth."

   INVESTMENT RESTRICTIONS APPLICABLE TO ALL SERIES
   OF SHARES
   -----------------------------------------------------------------------------

        Additional fundamental policies applicable to TCI Portfolios that may be changed only with shareholder approval provide that:
   (1) No series of shares shall invest more than 15% of its assets in illiquid investments;
   (2) No series of shares shall invest in the securities of companies that, including predecessors, have a record of less than three years' continuous operation;
   (3) No series of shares shall make loans to other persons, but may lend its portfolio securities to unaffiliated persons. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned; during the existence of the loan, the corporation must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral; the corporation must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the corporation to vote the securities. The interest and dividends on loaned securities of either series may not exceed 10% of the annual gross income of that series (without offset for realized capital gains);
   (4) No series of shares shall purchase the security of any one issuer if such purchase would cause more than 5% of the assets of such series at market to be invested in the securities of such issuer, except United States government securities, or if the purchase would cause more than 10% of the outstanding voting securities of any one issuer to be held in the portfolio of such series;
   (5) No series of shares shall invest for control or for management, or concentrate its investment in a particular company or a particular industry. No more than 25% of the assets of each series, exclusive of cash and government securities, will be invested in securities of any one industry. The corporation may make its own reasonable industry classifications based on information derived from published manuals, financial database services, and the corporation's analysis of the financial statements of affected companies;
   (6) No series of shares shall buy securities on margin or sell short (unless it owns, or by virtue of its ownership of other securities has the right to obtain securities equivalent in kind and amount to, the securities sold), or write put or call options;
   (7) No series of shares shall purchase shares of another investment company if immediately after the purchase (a) the corporation owns more than 3% of the total outstanding stock of the other investment company, or (b) the securities which the corporation owns of the other investment company exceed 5% of the total assets of the corporation, or (c) the securities which the corporation owns of all other investment companies exceed 10% of the value of the total assets of the corporation;
   (8)  No series of shares shall issue any senior security;
   (9)  No series of shares shall underwrite any security;
  (10) No series of shares shall purchase or sell real estate or real estate mortgage loans but may invest in securities of issuers that deal in real estate or real estate mortgage loans;
  (11) No series of shares shall purchase or sell commodities or commodity contracts, including futures contracts; and
  (12) No series of shares shall borrow any money with respect to any series of its stock, except in an amount not in excess of 5% of the total assets of the series, and then only for emergency and extraordinary purposes, including payment for shares redeemed.
        The Investment Company Act imposes certain additional restrictions upon acquisition by the corporation of securities issued by insurance companies, brokers, dealers, underwriters or investment advisers, and upon transactions with affiliated per-sons as therein defined. It also defines and forbids the creation of cross and circular ownership.

        To comply with the requirements of state securities administrators, TCI Portfolios may, from time to time, agree to additional investment restrictions. These restrictions are not fundamental policies and may be adopted, revised or withdrawn, without shareholder approval, as required or permitted by the various state securities administrators.

        Neither the Securities and Exchange Commission nor any other agency of the federal government participates in or supervises the corporation's management or its investment practices or policies.

   INDEX FUTURES CONTRACT
   -----------------------------------------------------------------------------

       As described in the prospectus, TCI Value may enter into domestic stock index futures contracts. Unlike when a fund purchases securities, no purchase price for the underlying securities is paid by the fund at the time it purchases a futures contract. When a futures contract is entered into, both the buyer and seller of the contract are required to deposit with a futures commission merchant ("FCM") cash or high-grade debt securities in an amount equal to a percentage of the contract's value, as set by the exchange on which the contract is traded. This amount is known as "initial margin" and is held by the fund's custodian for the benefit of the FCM in the event of any default by the fund in the payment of any future obligations.
        The value of the index futures is adjusted daily to reflect the fluctuation of the value of the underlying securities that comprise the index. This is a process known as marking the contract to market. If the value of a party's position declines, that party is required to make additional "variation margin" payments to the FCM to settle the change in value. The party that has a gain may be entitled to receive all or a portion of this amount. The FCM may have access to the fund's margin account only under specified conditions of default.
        The fund maintains from time to time a percentage of their assets in cash or high-grade liquid securities to provide for redemptions or to hold for future investment in securities consistent with the fund's investment objectives. The fund may enter into index futures contracts as an efficient means to expose the fund's cash position to the domestic equity market. The manager believes that the purchase of futures contracts is an efficient means to effectively be fully invested in equity securities.
        The fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. To do so, the aggregate initial margin required to establish such positions may not exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and unrealized losses on any contracts it has entered into.
        The principal risks generally associated with the use of futures include:
   o the possible absence of a liquid secondary market for any particular instrument may make it difficult or impossible to close out a position when desired (liquidity risk);
   o the risk that the counter party to the contract may fail to perform its obligations or the risk of bankruptcy of the FCM holding margin deposits (counter party risk);
   o the risk that the index of securities to which the futures contract relates may go down in value (market risk); and
   o adverse price movements in the underlying index can result in losses substantially greater than the value of the fund's investment in that instrument because only a fraction of a contract's value is required to be deposited as initial margin (leverage risk); PROVIDED, HOWEVER, that the fund may not purchase leveraged futures, so there is no leverage risk involved in the fund's use of futures.
        A liquid secondary market is necessary to close out a contract. TCI Value will seek to manage liquidity risk by investing only in exchange-traded futures. Exchange-traded index futures pose less risk that there will not be a liquid secondary market than privately negotiated instruments. Through their clearing corporations, the futures exchanges guarantee the performance of the contracts. Futures contracts are generally settled within a day from the date they are closed out, as compared to three days for most types of equity securities. As a result, futures contracts can provide more liquidity than an investment in the actual underlying securities. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Liquidity may also be influenced by an exchange-imposed daily price fluctuation limit, which halts trading if a contract's price moves up or down more than the established limit on any given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until liquidity in the market is re-established. As a result, the fund's access to other assets held to cover its futures positions also could be impaired until liquidity in the market is re-established.
        TCI Value manages counter-party risk by investing in exchange-traded index futures. In the event of the bankruptcy of the FCM that holds margin on behalf of the fund, the fund may be entitled to the return of margin owed to the fund only in proportion to the amount received by the FCM's other customers. The manager will attempt to minimize the risk by monitoring the creditworthiness of the FCMs with which the fund does business.
        The prices of futures contracts depend primarily on the value of their underlying instruments. As a result, the movement in market price of index futures contracts will reflect the movement in the aggregate market price of the entire portfolio of securities comprising the index. Since TCI Value is not an index fund, its investment in futures contracts will not correlate precisely with the performance of the fund's other equity investments. However, the manager believes that an investment in index futures will more closely reflect the investment performance of the fund than an investment in U.S. government or other highly liquid, short-term debt securities, which is where the cash position of the fund would otherwise be invested.
        The policy of the manager is to remain fully invested in equity securities. There may be times when the manager deems it advantageous to the fund not to invest excess cash in index futures, but such decision will generally not be the result of an active effort to use futures to time or anticipate market movements in general.

   AN EXPLANATION OF FIXED
   INCOME SECURITIES RATINGS
   -----------------------------------------------------------------------------

        As described in the prospectus, the funds may invest in fixed income securities. Fixed income securities ratings provide the investment manager with current assessment of the credit rating of an issuer with respect to a specific fixed income security. The following is a description of the rating categories utilized by the rating services referenced in the prospectus disclosure:
        The following summarizes the ratings used by Standard & Poor's Corporation ("S&P") for bonds:
        AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
        AA--Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only to a small degree.
        A--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
        BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic con-ditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
        BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
        B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
        CCC--Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
        CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
        C--The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
        CI--The rating CI is reserved for income bonds on which no interest is being paid.
        D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
        To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
        The following summarizes the ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds:
        Aaa--Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
        Aa--Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.
        A--Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
        Baa--Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
        Ba--Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.
        B--Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
        Caa--Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
        Ca--Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
        C--Bonds that are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
        Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


   SHORT SALES
   -----------------------------------------------------------------------------

        Each of the funds may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.
        In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the fund's long position.
        A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the fund's long position should be reduced by a gain in the short position.
        The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the fund owns. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

   PORTFOLIO TURNOVER
   -----------------------------------------------------------------------------

   FUNDS INVESTING IN EQUITY SECURITIES
        With respect to each series of shares, the management will purchase and sell securities without regard to the length of time the security has been held and, accordingly, it can be expected that the rate of portfolio turnover may be substantial. The management intends to purchase a given security whenever management believes it will contribute to the stated objective of the series, even if the same security has only recently been sold. The management will sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the management believes that it is not fulfilling its purpose, either because, among other things, it did not live up to management's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons. When a general decline in security prices is anticipated, the management may decrease or eliminate entirely its equity position and increase its cash position, and when a rise in price levels is anticipated, the management may increase its equity position and decrease its cash. Since investment decisions are based on the anticipated contribution of the security in question to the portfolio's objectives, the rate of portfolio turnover is irrelevant when management believes a change is in order to achieve those objectives, and the portfolio's annual portfolio turnover rate cannot be anticipated and may be comparatively high. This paragraph is a statement of fundamental policy and may be changed only by a vote of the shareholders.
        High portfolio turnover involves correspondingly greater transaction costs, which each fund must pay.

   FUNDS INVESTING IN FIXED INCOME SECURITIES
        The decision to purchase or sell a security is based on the contribution of the security to the objective of the series and upon income tax considerations. The portfolio turnover rate is irrelevant to that decision. The annual portfolio turnover rate cannot be anticipated and may be comparatively high. The management has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and the portfolio turnover rates in the past should not be considered a representation of the rates which will be attained in the future.
        High portfolio turnover involves correspondingly greater transaction costs, which each fund must pay.

   PERFORMANCE ADVERTISING
   -----------------------------------------------------------------------------

        The following table sets forth the average annual total return of each of the funds for the periods indicated. Average annual total return is calculated by determining a fund's cumulative total return for the stated period and then computing the annual compound return that would produce the cumulative total return if the fund's performance had been constant over that period. Cumulative total return includes all elements of return, including reinvestment of dividends and capital gains distributions.

                                                                      From
                                                                    Inception
                   Year ended           Five years ended             through
Fund              Dec. 31, 1995         Dec. 31, 1995              Dec. 31, 1995
--------------------------------------------------------------------------------
TCI GROWTH              --%                --%                          --%
                                                                   (11/20/87)(1)

TCI BALANCED            --%                --                           --%
                                                                   (5/1/91)(1)

TCI ADVANTAGE           --%                --                           --%
                                                                   (8/1/91)(1)

TCI INTERNATIONAL       --%                --                           --%
                                                                   (5/1/94)(1)
--------------------------------------------------------------------------------
(1)Date of inception of Fund.


        The funds may advertise average annual total return over periods of time other than those periods shown in the foregoing table. The funds may also advertise cumulative total return over various time periods.

        The following table shows the cumulative total return and the average annual compound rate of return of the funds for the period indicated.

                                              Average Annual
                     Cumulative                  Compound
                    Total Return              Rate of Return
                   from inception             from inception
Fund            through Dec. 31, 1995     through Dec. 31, 1995
--------------------------------------------------------------------------------
TCI GROWTH                 --%                       --%
TCI BALANCED               --%                       --%
TCI ADVANTAGE              --%                       --%
TCI INTERNATIONAL          --%                       --%
--------------------------------------------------------------------------------


        PERFORMANCE FIGURES ADVERTISED BY TCI PORTFOLIOS SHOULD NOT BE USED FOR COMPARATIVE PURPOSES BECAUSE SUCH FIGURES WILL NOT INCLUDE CHARGES AND DEDUCTIONS IMPOSED BY THE INSURANCE COMPANY SEPARATE ACCOUNT UNDER THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.

   OFFICERS AND DIRECTORS
   -----------------------------------------------------------------------------
        The principal officers and the directors of the corporation, their principal business experience during the past five years, and their affiliations with Investors Research Corporation and its affiliated companies are listed below. Unless otherwise noted, the business address of each director and officer is 4500 Main Street, Kansas City, Missouri 64111. Those directors who are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk (*).

        JAMES E. STOWERS, JR.,* chairman, chief executive officer and director; chairman, chief executive officer, director and controlling stockholder of Twentieth Century Companies, Inc., parent corporation of Twentieth Century Services, Inc., and Investors Research Corporation; chairman, chief executive officer and director, Investors Research Corporation, Twentieth Century Services, Inc., Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc., and Twentieth Century Strategic Portfolios, Inc.; father of James E. Stowers III.
        JAMES E. STOWERS III,* president and director; president and director, Twentieth Century Companies, Inc., Investors Research Corporation, Twentieth Century Services, Inc., Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Portfolios, Inc.; son of James E. Stowers, Jr.
        THOMAS A. BROWN, director; 2029 Wyandotte, Kansas City, Missouri; chief executive officer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Portfolios, Inc.
        ROBERT W. DOERING, M.D., director; 6400 Prospect, Kansas City, Missouri; general surgeon; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Portfolios, Inc.
        LINSLEY L. LUNDGAARD, director; 18648 White Wing Drive, Rio Verde, Arizona; retired; formerly vice president and national sales manager, Flour Milling Division, Cargill, Inc.; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Portfolios, Inc.
        DONALD H. PRATT, director; P.O. Box 419917, Kansas City, Missouri; president, Butler Manufacturing Company; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Portfolios, Inc.
        LLOYD T. SILVER JR., director; 2300 West 70th Terrace, Mission Hills, Kansas; president, LSC, Inc., manufacturer's representative; director,

   Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Portfolios, Inc.
        M. JEANNINE STRANDJORD, director; 908 West 121st Street, Kansas City, Missouri; senior vice president and treasurer, Sprint Corporation; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Portfolios, Inc.
        JOHN M. URIE, director; 5511 N.W. Flint Ridge Road, Kansas City, Missouri; consultant; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Portfolios, Inc.
        WILLIAM M. LYONS, executive vice president and general counsel; executive vice president and general counsel, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Portfolios, Inc.; executive vice president and general counsel, Twentieth Century Companies, Inc., Investors Research Corporation and Twentieth Century Services, Inc.
        ROBERT T. JACKSON, executive vice president- finance and principal financial officer; treasurer, Twentieth Century Companies, Inc. and Investors Research Corporation; executive vice president and treasurer, Twentieth Century Services, Inc.; executive vice president-finance, Twentieth Century Investors, Inc. and Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc. and Twentieth Century Strategic Portfolios, Inc.; formerly executive vice president, Kemper Corporation.
        MARYANNE ROEPKE, vice president and treasurer; vice president and treasurer, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Portfolios, Inc.; vice president, Twentieth Century Services, Inc.
        PATRICK A. LOOBY, vice president and secretary; vice president and secretary, Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Portfolios, Inc.; vice president, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc. and Twentieth Century Services, Inc.

        MERELE A. MAY, controller; controller, Twentieth Century Investors, Inc. and Twentieth Century Capital Portfolios, Inc.
        ROBERT J. LEACH, controller; controller, Twentieth Century World Investors, Inc.
        No director or principal officer owns shares of the corporation.

        The directors of TCI Portfolios also serve as directors of Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Portfolios, Inc., each a registered investment company. Each director who is not an "interested person" as defined in the Investment Company Act receives for service as members of the board of all six of such companies an annual director's fee of $36,000 and an additional fee of $1,000 per regular board meeting attended and $500 per special board meeting and audit committee meeting attended. In addition, those directors that are not "interested persons" who serve as chairman of a committee of the board of directors receive an additional $2,000 for such services. These fees and expenses are divided among the five investment companies based upon their relative net assets.

        Under the terms of the management agreement with Investors Research Corporation, TCI Portfolios is responsible for paying such fees and expenses. Set forth below is the aggregate compensation paid for the periods indicated by the corporation and by the Twentieth Century family of mutual funds as a whole to each director of the corporation who is not an "interested person" as defined in the Investment Company Act.

                                    Aggregate            Total Compensation from
                                   Compensation           the Twentieth Century
Director                       from the corporation1         Family of Funds2
--------------------------------------------------------------------------------
Thomas A. Brown                       $2,142                    $44,000
Robert W. Doering, M.D.                2,142                     44,000
Linsley L. Lundgaard                   2,142                     44,000
Donald H. Pratt                        1,558                     32,000
Lloyd T. Silver Jr.                    2,142                     44,000
M. Jeannine Strandjord                 2,142                     44,000
John M. Urie                           2,240                     46,000
--------------------------------------------------------------------------------
1 Includes compensation paid by the corporation for the fiscal year ended
  December 31, 1995.
2 Includes compensation paid by the twelve investment company members of the Twentieth Century family of funds for the calendar year ended December 31, 1995.

        Those directors who are "interested persons," as defined in the Investment Company Act, receive no fee as such for serving as a director. The salaries of such individuals, who are also officers of TCI Portfolios, are paid by Investors Research Corporation.
        Messrs. Stowers Jr., Stowers III and Urie constitute the executive committee of the board of directors. The committee performs the functions of the board of directors between meetings of the board, subject to the limitations on its powers set out in the Maryland Corporation Law and except for matters required by the Investment Company Act to be acted upon by the whole board.
        Those directors who are not "interested persons" constitute the audit committee. The functions of the audit committee include recommending the engagement of the corporation's independent accountants, reviewing the arrangements for the scope of the annual audit, reviewing comments made by the independent accountants with respect to internal controls and the considerations given or the corrective action taken by management, and reviewing nonaudit services provided by the independent accountants.
        The nominating committee has as its principal role the consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the board, management and shareholders. This committee also reviews and makes recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Urie (chairman), Lundgaard and Stowers III.

   MANAGEMENT
   -----------------------------------------------------------------------------

        A description of the responsibilities and method of compensation of TCI Portfolios' investment manager, Investors Research Corporation, and its controlling persons, appears in the prospectus under the caption "Management."
        During the past three fiscal years, the management fees of Investors Research Corporation were as follows:

                                 Year Ended December 31,
Fund                    1995              1994             1993
--------------------------------------------------------------------------------
TCI GROWTH
Management Fees          $--          $8,825,656         $5,778,935
Average Net Assets       $--        $882,565,600       $577,893,500

TCI BALANCED
Management Fees          $--            $910,453           $580,663
Average Net Assets       $--         $91,045,300        $58,066,300

TCI ADVANTAGE
Management Fees          $--            $224,257           $188,349
Average Net Assets       $--         $22,425,700        $18,834,900

TCI INTERNATIONAL
Management Fees          $--            $101,344                 --
Average Net Assets       $--         $10,065,459                 --
--------------------------------------------------------------------------------

        The management agreement shall continue as long as its continuance is specifically approved at least annually by (i) the board of directors of TCI Portfolios, or by the vote of a majority of the outstanding shares of TCI Portfolios, and (ii) by the vote of a majority of the directors of TCI Portfolios who are not parties to the agreement or interested persons of Investors Research Corporation, cast in person at a meeting called for the purpose of voting on such approval. The management agreement provides that it may be terminated at any time without payment of any penalty by the board of directors of TCI Portfolios, or by a vote of a majority of TCI Portfolios' shareholders, on 60 days' written notice to Investors Research Corporation, and it shall be automatically terminated if it is assigned.
        The management agreement provides that Investors Research Corporation shall not be liable to TCI Portfolios or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.
        The management agreement also provides that Investors Research Corporation and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.
        Twentieth Century Services, Inc. provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of TCI Portfolios and of Investors Research Corporation. Investors Research Corporation pays Twentieth Century Services, Inc., for such services.

   CUSTODIAN
   -----------------------------------------------------------------------------

        Chase Manhattan Bank, N.A., 770 Broadway, New York, New York 10036 and United Missouri Bank of Kansas City, N.A., 10th and Grand, Kansas City, Missouri 64105, each serve as custodians of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

   AUDITORS
   -----------------------------------------------------------------------------

        TCI Portfolios' independent public accountants are Baird, Kurtz & Dobson, City Center Square, Suite 2700, 1100 Main Street, Kansas City, Missouri 64105. They will perform the annual audit of the corporation and review the corporation's tax return. They also attend the meetings of and perform services for the audit committee.

   CAPITAL STOCK
   -----------------------------------------------------------------------------

        The five series of TCI Portfolios' capital stock are described in the prospectus under the caption "Further Information About TCI Portfolios, Inc."

        TCI Portfolios may issue one or more additional series of shares. The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. The rights of a shareholder of a particular series are the same as the rights of a shareholder of all other series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable. Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions.
        In the event of complete liquidation or dissolution of TCI Portfolios, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

        As of December 31, 1995, in excess of 5% of the outstanding shares of TCI Growth were owned of record as follows: Aetna Life Insurance and Annuity Company, Hartford, Connecticut, owned 41.2%; Nationwide Life Insurance Company, Columbus, Ohio, owned 38.6%; Mutual of America, New York, New York, owned 8.2%; and Great-West Life and Annuity Company, Englewood, Colorado, owned 5.1%.
        As of December 31, 1995, 100% of the outstanding shares of TCI Advantage were owned of record by Nationwide Life Insurance Company, Columbus, Ohio.
        As of December 31, 1995, in excess of 5% of the outstanding shares of TCI Balanced were owned of record as follows: Nationwide Life

   Insurance Company, Columbus, Ohio, owned 59.1%; Great- West Life and Annuity Insurance Company, Englewood, Colorado, owned 26.1%; and UNUM Life Insurance Company of America, Portland, Maine, owned 12.8%.
        As of December 31, 1995, 97.8% of the outstanding shares of TCI International were owned of record by Nationwide Life Insurance Company, Columbus, Ohio.

        All of such shares of the funds are held for the benefit of the holders of variable life and variable annuity policies issued by such insurance companies. Such shares are held in one or more accounts by entities controlled by such insurance companies.

   BROKERAGE
   -----------------------------------------------------------------------------

        Under the terms of the Management Agreement between TCI Portfolios and Investors Research Corporation, Investors Research Corporation has the responsibility for determining what securities shall be purchased and sold and selecting the brokers or dealers to execute such transactions. TCI Portfolios' policy is to execute orders on its portfolio transactions at the most favorable prices available. So long as that policy is met, Investors Research Corporation may take into consideration the factors indicated below in selecting brokers or dealers.
        EQUITY INVESTMENTS: Transactions in securities other than those for which an exchange is the primary market may be done with dealers acting as principal or market maker or with brokers. Transactions will be done on a brokerage basis when Investors Research Corporation believes that the facilities, expert personnel and technological systems of a broker enable TCI Portfolios to secure as good a net price as it would have received from a market maker. TCI Portfolios places most of its over-the-counter transactions with market makers.
        FIXED INCOME INVESTMENTS: Purchases are made directly from issuers, underwriters, broker/ dealers or banks. In many transactions, the selection of the broker/dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection is a function of the selection of market and the negotiation of price, as well as the broker/dealer's general execution, operational and financial capabilities in the type of transaction involved.
        Investors Research Corporation receives statistical and other information and services (brokerage and research services) without cost from broker/dealers. Investors Research Corporation evaluates such information and services, together with all other information that it may have, in supervising and managing the investment portfolios of TCI Portfolios. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. Investors Research Corporation proposes to continue to place some of the TCI Portfolios' brokerage business with one or more brokers who provide information and services.
        The brokerage and research services received by Investors Research Corporation may be used with respect to one or more of TCI Portfolios' funds and/or the other funds and accounts over which it has investment discretion, and not all of such services may be used by Investors Research Corporation in managing the portfolios of TCI Portfolios. Such information and services are in addition to and not in lieu of the services required to be performed for TCI Portfolios by Investors Research Corporation. Investors Research Corporation does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the TCI Portfolios.
        The brokerage commissions paid by TCI Portfolios may exceed those that another broker might have charged for effecting the same transaction because of the value of the brokerage and/or research services provided. Factors considered in such determinations are skill in execution of orders and the quality of brokerage and research services received. Such services may include: (i) advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; or
   (iii) execution of securities transactions and performance of functions incidental thereto.

        Evaluation of the overall reasonableness of brokerage commissions is made by the manager and reviewed by the board of directors of TCI Portfolios. In the years ended December 31, 1995, 1994 and 1993, TCI Portfolios paid brokerage commissions of $_________, $2,875,685 and $1,732,769, respectively.


   REDEMPTIONS IN KIND
   -----------------------------------------------------------------------------

        Shares will normally be redeemed for cash, although the corporation retains the right to redeem its shares in kind under unusual circumstances, such as an unusually large redemption, in order to protect the investments of the remaining shareholders.
        The securities delivered will be selected at the sole discretion of TCI Portfolios, and will not necessarily be representative of the entire portfolio, and will be securities that TCI Portfolios regards as least desirable. The corporation has, however, elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the corporation is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the corporation during any 90-day period for any one shareholder. Should redemptions by any one contract owner exceed such limitation, the corporation will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the prospectus under the caption "How Share Price is Determined," and such valuation will be made as of the same time the redemption price is determined.

   HOLIDAYS
   -----------------------------------------------------------------------------

        TCI Portfolios does not determine the net asset value of its shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays, Sundays, and on holidays, namely New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


   FINANCIAL STATEMENTS
   -----------------------------------------------------------------------------

        The financial statements of each outstanding series of TCI Portfolios for the fiscal year ended December 31, 1995, are included in the annual report to shareholders of that series. All such financial statements are incorporated herein by reference. You may receive a copy of such financial statements without charge upon request to TCI Portfolios at the address and phone number shown on the cover of this statement of additional information.

        With regard to TCI Growth, the TCI Growth prospectus and the TCI Growth Annual Report to shareholders contain a Financial Highlights table. The table found in the TCI Growth Annual Report indicates an inception date with regard to the information presented for TCI Growth of October 19, 1987, while the table included in the TCI Growth prospectus indicates an inception date of November 20, 1987. October 19, 1987, represents the date that the investment manager invested the original seed capital in TCI Growth. November 20, 1987, represents the date that the registration statement registering shares of TCI Growth became effective. The effective date of a registration statement is the date that is required by federal securities regulations to be shown in a prospectus financial highlights table as the date of inception of a series.

                                                 TCI Portfolios, Inc.

                                                     Statement of
                                                Additional Information

                                                    APRIL 1, 1996





            [company logo]
         TCI PORTFOLIOS, INC.
     Part of the Twentieth Century
            Family of Funds

------------------------------------------
           P.O. Box 419385
------------------------------------------
           Kansas City, Missouri
------------------------------------------
           64141-6385
           1-800-345-3533 or 816-531-5575
------------------------------------------

                                                         [company logo]
================================================================================
--------------------------------------------------------------------------------
IN-BKT-4186
9604

(C) 1996 TWENTIETH CENTURY SERVICES, INC.

PART C.           OTHER INFORMATION.

ITEM 24.  Financial Statements and Exhibits.

          (a)   Financial Statements

          (i)   Financial Statements filed in Part A of the Registration
                Statement:

                1.  Financial Highlights respecting shares of TCI Growth.

                2.  Financial Highlights respecting shares of TCI Balanced.

                3.  Financial Highlights respecting shares of TCI Advantage.

                4.  Financial Highlights respecting shares of TCI International.

          (ii) Financial Statements filed in Part B of the Registration Statement respecting shares of TCI Growth (each of the following financial statements is contained in the Registrant's TCI Growth Annual Report dated December 31, 1994, which appears as Exhibit
                12.1 to this Registration Statement, and which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1994.

                2. Statement of Operations for the year ended December 31, 1994.

                3. Statements of Changes in Net Assets for the years ended December 31, 1994 and 1993.

                4.  Notes to Financial Statements as of December 31, 1994 and
                    1993.

                5.  Schedule of Investments at December 31, 1994.

                6.  Independent Accountants' Report dated January 20, 1995.

          (iii) Financial Statements filed in Part B of the Registration Statement respecting shares of TCI Balanced (each of the following financial statements is contained in the Registrant's TCI Balanced Annual Report dated December 31, 1994, which appears as Exhibit 12.2 to this Registration Statement, and which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1994.

                2. Statement of Operations for the year ended December 31, 1994.

                3. Statements of Changes in Net Assets for the years ended December 31, 1994 and 1993.

                4.  Notes to Financial Statements as of December 31, 1994 and
                    1993.

                5.  Schedule of Investments at December 31, 1994.

                6.  Independent Accountants' Report dated January 20, 1995.

          (iv) Financial Statements filed in Part B of the Registration Statement respecting shares of TCI Advantage (each of the following financial statements is contained in the Registrant's TCI Advantage Annual Report dated December 31, 1994, which appears as Exhibit 12.3 to this Registration Statement, and which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1994.

                2. Statement of Operations for the year ended December 31, 1994.

                3. Statements of Changes in Net Assets for the years ended December 31, 1994 and 1993.

                4.  Notes to Financial Statements as of December 31, 1994 and
                    1993.

                5.  Schedule of Investments at December 31, 1994.

                6.  Independent Accountants' Report dated January 20, 1995.

          (v) Financial Statements filed in Part B of the Registration Statement respecting shares of TCI International (each of the following financial statements is contained in the Registrant's TCI International Annual Report dated December 31, 1994, which appears as Exhibit 12.4 to this Registration Statement, and is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1994.

                2. Statement of Operations for the seven months ended December 31, 1994.

                3. Statement of Changes in Net Assets for the seven months ended December 31, 1994 and 1993.

                4.  Notes to Financial Statements as of December 31, 1994 and
                    1993.

                5.  Schedule of Investments at December 31, 1994.

                6.  Independent Accountants' Report dated January 20, 1995.

          (b) Exhibits.

                1.1 Articles of Incorporation of TCI Portfolios, Inc. dated June 3, 1987 (EX-99.B1.1).

                1.2 Articles of Amendment of TCI Portfolios, Inc. dated July 22, 1988 (EX-99.B1.2).

                1.3 Articles of Amendment of TCI Portfolios, Inc. dated August 11, 1993 (EX-99.B1.3).

                2. Amended and Restated By-Laws of TCI Portfolios, Inc. (EX-99.B2).

                3.   Voting Trust Agreements - None.

                4.   Specimen Securities - None.

                5. Investment Management Agreement between TCI Portfolios, Inc. and Investors Research Corporation dated August 1, 1994 (EX-99.B5).

                6.   Underwriting Agreements - None.

                7.   Bonus and Profit Sharing Plan, Etc. - None.

                8.1. Custodian Agreement with United States Trust Company of New
                     York (filed as Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant, Commission File No. 33-14567, filed October 15, 1987, and incorporated herein by reference).

                8.2. Custodian Agreement with United Missouri Bank, N.A.
                     (EX-99.B8.2).

                9. Transfer Agency Agreement with Twentieth Century Services, Inc. (formerly J.E. Stowers & Company) (filed as Exhibit 9 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant Commission File No. 33-14567, filed October 15, 1987, and incorporated herein by reference).

                10.  Opinion and Consent of David H. Reinmiller, Esq.
                     (EX-99.B10).

                11.  Consent of Baird, Kurtz & Dobson (EX-99.B11).

                12.1 Annual Report of TCI Growth for the year ended December 31,
                     1994 (filed filed as Exhibit 12.1 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of the Registrant, Commission File No. 33- 14567, filed April 7, 1995, and incorporated herein by reference).

                12.2 Annual Report of TCI Balanced for the year ended December
                     31, 1994 (filed as Exhibit 12.2 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of the Registrant, Commission File No. 33-14567, filed April 7, 1995, and incorporated herein by reference).

                12.3 Annual Report of TCI Advantage for the year ended December
                     31, 1994 (filed as Exhibit 12.3 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of the Registrant, Commission File No. 33-14567, filed April 7, 1995, and incorporated herein by reference).

                12.4 Annual Report of TCI International for the seven months ended December 31, 1994 (filed as Exhibit 12.4 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of the Registrant, Commission File No. 33-14567, filed April 7, 1995, and incorporated herein by reference).

                13.  Agreements for Initial Capital, Etc. - None.

                14.  Model Retirement Plans - None.

                15.  12b-1 Plans - None.

                16. Schedule of Computation for Performance Advertising Quotations (EX-99.B16).

                17.  Power of Attorney (EX-24).

ITEM 25.   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 26.   Number of Holders of Securities.

                                                       Number of Record Holders
                  Title of Series                      as of December 31, 1995
                  ---------------                      -----------------------

                  TCI Growth                                     21
                  TCI Balanced                                    9
                  TCI Advantage                                   3
                  TCI International                               5
                  TCI Value                                       0

ITEM 27.  Indemnification.

           The Registrant is a Maryland corporation. Section 2- 418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

           Article XIII of the Registrant's Amended Articles of Incorporation, Exhibits 1(a) and 1(b), requires the indemnification of the Registrant's directors and officers to the extent permitted by
           Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

           The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation. The current policy is for a one year term expiring March 23, 1995.

ITEM 28.   Business and Other Connections of Investment Advisor.

           Investors Research Corporation, the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29.   Principal Underwriters - None.

ITEM 30.   Location of Accounts and Records.

           All accounts, books and other documents required to be maintained by
           Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, Twentieth Century Services, Inc. and Investors Research Corporation, all located at 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31.   Management Services - None.

ITEM 32.   Undertakings.
           (a)     Not applicable.
           (b) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement, using financial statements which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 17.
           (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.
           (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding votes, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(C).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TCI Portfolios, Inc., the Registrant, has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 15th day of January, 1996.

                                          TCI Portfolios, Inc.
                                          (Registrant)

                                           By:/s/ James E. Stowers III
                                              James E. Stowers III, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                         Title                           Date

*James E. Stowers, Jr.         Chairman, Director and           January 15, 1996
James E. Stowers, Jr.          Principal Executive Officer

/s/ James E. Stowers III       President and Director           January 15, 1996
James E. Stowers III

/s/ Robert T. Jackson          Executive Vice President         January 15, 1996
Robert T. Jackson              and Principal Financial Officer

*Maryanne Roepke               Vice President, Treasurer and    January 15, 1996
Maryanne Roepke                Principal Accounting Officer

*Thomas A. Brown               Director                         January 15, 1996
Thomas A. Brown

*Robert W. Doering, M.D.       Director                         January 15, 1996
Robert W. Doering, M.D.

*Linsley L. Lundgaard          Director                         January 15, 1996
Linsley L. Lundgaard

*Donald H. Pratt               Director                         January 15, 1996
Donald H. Pratt

*Lloyd T. Silver, Jr.          Director                         January 15, 1996
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord        Director                         January 15, 1996
M. Jeannine Strandjord

*John M. Urie                  Director                         January 15, 1996
John M. Urie

*By/s/ James E. Stowers III
    James E. Stowers III
    Attorney-in-Fact